                                             Nations LargeCap
                                             Index Fund

                                             Nations Managed
                                             Index Fund

      INDEX FUNDS                            Nations MidCap Index Fund
      ------------------------------------
      Semiannual report for the period       Nations SmallCap
      ended September 30, 2002               Index Fund




                                            [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2002, echoed stock investors' weariness of recurrent bear market battles. We now know this current economic slump, which many attributed to the events of September 11, 2001, was actually well underway beginning in March of 2001.

                           The three major stock market indices -- the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index and Nasdaq Composite
                           Index(1)-- posted remarkably poor returns for the period. Bonds, represented by the Lehman Aggregate Bond Index(2), however, produced slightly positive returns for the same period.

                           HISTORICAL PERSPECTIVE
                           While equity markets suffered a dismal six months, today's economy is vastly different from the Great Depression and the severe bear market of 1973 and 1974. The Depression was marked by 25% unemployment, significant price declines and a contracting money supply, while the mid-70s saw high inflation due to the oil embargo and lofty interest rates. In contrast, today unemployment, inflation and interest rates are low and the money supply is increasing. We feel these conditions may provide a stimulus for future economic growth.

                           The Federal Reserve Board (the Fed) left interest rates unchanged during the period, stating in August that they felt demand is growing at a moderate pace. Policymakers, however, alluded to the risk of a possible attack against Iraq as weighing on the economy -- a risk that has supplanted that of corporate governance and accounting irregularities that were issues facing the markets and economy earlier in the summer. These geopolitical and military risks have caused the Fed to continue to assess the risks to the economy as weakness as opposed to inflation.

                           THINK BEFORE YOU REACT
                           History has shown us that patient investors have generally been rewarded by the long-term performance of the stock markets despite the occasional severe market volatility. We believe investors with a three- to five-year investment time horizon or longer should be invested in the market, but with a diversified portfolio. We believe that a carefully selected portfolio of stocks and bonds is a sensible way to reduce some of the risk associated with investing.

                           Market declines like we have experienced recently are never easy to live through. As painful as these drops can be in the short term, they often create tremendous opportunity, setting the stage for tomorrow's gains. By reacting to frightening headlines and selling-off investments, investors may be selling at market lows, in addition to missing out on potential gains when the markets recover. We encourage you to partner with your investment professional to review your financial goals not just during volatile times, but on a more regular basis.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. The indices are unavailable for investment and do not reflect fees, broker commissions or other expenses of investing.

                           (2)The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/ Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe, in the short run, it is reasonable to think that the market will continue to be volatile. The threat of war with Iraq continues to weigh on the market. A prolonged military conflict in the Middle East extending over several months could further undermine business and consumer confidence. Domestically, bankruptcies, accounting scandals and the subsequent arrest and indictments of members of senior management of a number of well-known companies, of course, compound the market's lack of confidence. Investors need to be patient until unrealistic earnings projections have been corrected, the Iraqi situation is resolved and the economy regains its momentum.

                           QUESTIONS OR COMMENTS
                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you do not have an investment professional and would like us to put you in contact with one, just let us know. You can visit us online anytime at www.nationsfunds.com for the most current performance as well as other information about your fund.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /S/ A. MAX WALKER
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS



                           /S/ ROBERT H. GORDON
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, LLC

                           September 30, 2002

                           P.S. On November 6, 2002, the Fed lowered the federal funds rate by 50 basis points to 1.25%.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations LargeCap Index Fund                                   3
                                       Nations Managed Index Fund                                   10
                                       Nations MidCap Index Fund                                    16
                                       Nations SmallCap Index Fund                                  22
                                     Statements of operations                                       30
                                     Statements of changes in net assets                            32
                                     Schedules of capital stock activity                            34
                                     Financial highlights                                           38
                                     Notes to financial statements                                  46

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER AND                       research firm that measures
                                  INTERMEDIARY SERVICE                  customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS AND
                                  INVESTMENT PROFESSIONALS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD AND THE DALBAR
                                  KEY HONORS AWARD IN 2001.
                               "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The
                               McGraw-Hill Companies, Inc.

                     [This page intentionally left blank.]

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.3%
            AEROSPACE AND DEFENSE -- 1.8%
   11,725   B.F. Goodrich Company.........................................   $      221
   96,425   Boeing Company................................................        3,291
   23,200   General Dynamics Corporation..................................        1,887
   52,275   Lockheed Martin Corporation...................................        3,382
   12,975   Northrop Grumman Corporation..................................        1,609
   46,275   Raytheon Company..............................................        1,356
   21,025   Rockwell Collins, Inc. .......................................          461
   21,350   Rockwell International Corporation............................          347
   54,200   United Technologies Corporation...............................        3,062
                                                                             ----------
                                                                                 15,616
                                                                             ----------
            AIRLINES -- 0.2%
   17,825   AMR Corporation!!(a)..........................................           75
   14,150   Delta Air Lines, Inc. ........................................          131
   88,800   Southwest Airlines Company(a).................................        1,160
                                                                             ----------
                                                                                  1,366
                                                                             ----------
            APPAREL AND TEXTILES -- 0.3%
   14,800   Jones Apparel Group, Inc.!!...................................          454
   12,250   Liz Claiborne, Inc. ..........................................          306
   30,650   Nike, Inc., Class B...........................................        1,324
    6,850   Reebok International, Ltd.!!..................................          172
   12,575   V.F. Corporation..............................................          452
                                                                             ----------
                                                                                  2,708
                                                                             ----------
            AUTOMOTIVE -- 1.1%
   12,125   AutoZone, Inc.!!..............................................          956
    8,450   Cooper Tire & Rubber Company..................................          136
   17,075   Dana Corporation..............................................          223
   64,275   Delphi Automotive Systems Corporation.........................          550
    8,100   Eaton Corporation.............................................          516
  209,425   Ford Motor Company............................................        2,052
   64,375   General Motors Corporation....................................        2,505
   20,075   Genuine Parts Company.........................................          615
   18,750   Goodyear Tire & Rubber Company................................          167
   10,200   Johnson Controls, Inc. .......................................          784
    6,950   Navistar International Corporation!!..........................          151
    6,700   Snap-On Inc. .................................................          154
   14,775   TRW Inc. .....................................................          865
   15,025   Visteon Corporation...........................................          142
                                                                             ----------
                                                                                  9,816
                                                                             ----------
            BEVERAGES -- 3.3%
    4,150   Adolph Coors Company, Class B.................................          234
   99,800   Anheuser-Busch Companies, Inc.(a).............................        5,050
    7,850   Brown-Forman Corporation, Class B.............................          526
  285,200   Coca-Cola Company&&...........................................       13,678
   51,500   Coca-Cola Enterprises Inc. ...................................        1,094
   32,750   Pepsi Bottling Group, Inc. ...................................          766
  203,600   PepsiCo, Inc. ................................................        7,523
                                                                             ----------
                                                                                 28,871
                                                                             ----------
            BROADCASTING AND CABLE -- 2.6%
  512,775   AOL Time Warner Inc.!!........................................        5,999
   70,375   Clear Channel Communications, Inc.!!..........................        2,446
  108,775   Comcast Corporation, Special Class A!!........................        2,269

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
   26,325   Univision Communications, Inc., Class A!!(a)..................   $      600
  202,725   Viacom Inc., Class B!!........................................        8,221
  234,475   Walt Disney Company...........................................        3,550
                                                                             ----------
                                                                                 23,085
                                                                             ----------
            BUILDING MATERIALS -- 0.1%
    8,250   American Standard Companies Inc.!!............................          525
                                                                             ----------
            CHEMICALS -- 0.1%
   30,027   Monsanto Company..............................................          459
                                                                             ----------
            CHEMICALS -- BASIC -- 1.4%
   26,100   Air Products and Chemicals, Inc. .............................        1,096
   12,625   Avery Dennison Corporation....................................          719
  114,125   E.I. duPont de Nemours and Company............................        4,117
   14,850   Ecolab, Inc.(a)...............................................          620
   12,550   Hercules, Inc.!!..............................................          116
   19,450   PPG Industries, Inc. .........................................          869
   18,550   Praxair, Inc. ................................................          948
   25,400   Rohm & Haas Company...........................................          787
  104,625   The Dow Chemical Company......................................        2,858
                                                                             ----------
                                                                                 12,130
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.2%
    7,925   Ashland Inc. .................................................          212
    8,875   Eastman Chemical Company......................................          339
   14,775   Engelhard Corporation.........................................          352
    5,775   Great Lakes Chemical Corporation(a)...........................          139
    5,550   Millipore Corporation.........................................          176
   14,100   Pall Corporation..............................................          223
    8,425   Sigma-Aldrich Corporation.....................................          415
                                                                             ----------
                                                                                  1,856
                                                                             ----------
            COMMERCIAL BANKING -- 9.8%
   41,200   AmSouth Bancorporation........................................          854
  134,825   Banc One Corporation..........................................        5,042
  172,625   Bank of America Corporation>..................................       11,013
   83,450   Bank of New York Company, Inc. ...............................        2,398
   55,550   BB&T Corporation..............................................        1,946
   27,090   Charter One Financial, Inc. ..................................          805
  581,450   Citigroup Inc. ...............................................       17,239
   20,075   Comerica Inc. ................................................          968
   66,675   Fifth Third Bancorp...........................................        4,083
   14,525   First Tennessee National Corporation(a).......................          504
  120,375   FleetBoston Financial Corporation.............................        2,447
   17,750   Golden West Financial Corporation.............................        1,104
   27,650   Huntington Bancshares Inc. ...................................          503
  229,075   J.P. Morgan Chase & Company...................................        4,350
   49,000   KeyCorp.......................................................        1,224
   24,150   Marshall and Ilsley Corporation...............................          674
   50,000   Mellon Financial Corporation..................................        1,297
   70,200   National City Corporation.....................................        2,003
   18,775   North Fork Bancorporation, Inc. ..............................          710
   32,625   PNC Financial Services Group..................................        1,376
   25,400   Regions Financial Corporation.................................          830
   39,850   SouthTrust Corporation........................................          966
   32,750   SunTrust Banks, Inc. .........................................        2,013
   22,975   Union Planters Corporation....................................          631

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
  219,950   US Bancorp!!..................................................   $    4,087
  157,550   Wachovia Corporation..........................................        5,150
  111,150   Washington Mutual, Inc. ......................................        3,498
  195,175   Wells Fargo & Company.........................................        9,400
   10,525   Zions Bancorporation..........................................          458
                                                                             ----------
                                                                                 87,573
                                                                             ----------
            COMMERCIAL SERVICES -- 1.1%
   22,650   Allied Waste Industries, Inc.!!...............................          166
   19,925   Apollo Group Inc., Class A!!..................................          865
  119,500   Cendant Corporation!!.........................................        1,286
   19,525   Cintas Corporation............................................          818
   32,375   eBay Inc.!!(a)................................................        1,711
   22,100   Fiserv, Inc.!!................................................          621
   21,600   Omnicom Group Inc. ...........................................        1,203
   13,500   Quintiles Transnational Corporation!!.........................          128
   20,125   Robert Half International Inc.!!..............................          319
   16,650   Sabre Holdings Corporation!!..................................          322
   94,650   Solectron Corporation!!.......................................          200
   12,825   TMP Worldwide Inc.!!..........................................          115
   70,275   Waste Management, Inc. .......................................        1,639
                                                                             ----------
                                                                                  9,393
                                                                             ----------
            COMPUTER SERVICES -- 1.1%
   71,250   Automatic Data Processing, Inc. ..............................        2,478
   19,725   Computer Sciences Corporation!!...............................          548
   58,950   Concord EFS, Inc.!!...........................................          936
   19,900   Convergys Corporation!!.......................................          299
   55,175   Electronic Data Systems Corporation...........................          771
   16,525   Equifax Inc.(a)...............................................          359
   86,975   First Data Corporation........................................        2,431
   43,175   Paychex, Inc. ................................................        1,048
   32,475   Sungard Data Systems, Inc.!!..................................          632
                                                                             ----------
                                                                                  9,502
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.2%
   41,225   Apple Computer, Inc.!!........................................          598
  298,075   Dell Computer Corporation!!...................................        7,007
  253,175   EMC Corporation!!.............................................        1,157
   37,225   Gateway, Inc.!!...............................................          111
  350,576   Hewlett-Packard Company.......................................        4,091
   32,600   IMS Health Inc. ..............................................          488
  194,650   International Business Machines Corporation...................       11,365
   22,700   Jabil Circuit, Inc.!!.........................................          336
   14,500   Lexmark International, Inc.!!.................................          682
   11,275   NCR Corporation!!.............................................          223
   38,650   Network Appliance, Inc.!!(a)..................................          283
   27,375   Pitney Bowes Inc. ............................................          835
  372,950   Sun Microsystems, Inc.!!......................................          966
   37,125   Unisys Corporation!!..........................................          260
   83,875   Xerox Corporation!!(a)........................................          415
                                                                             ----------
                                                                                 28,817
                                                                             ----------
            CONGLOMERATES -- 0.6%
   23,300   Dover Corporation.............................................          591
    9,275   Fluor Corporation.............................................          227
   15,875   Textron, Inc. ................................................          541

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            CONGLOMERATES -- (CONTINUED)
  229,225   Tyco International Ltd. ......................................   $    3,233
   11,650   Vulcan Materials Company......................................          421
                                                                             ----------
                                                                                  5,013
                                                                             ----------
            CONSTRUCTION -- 0.0%+
    5,725   KB HOME.......................................................          280
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 2.4%
  152,675   American Express Company......................................        4,760
   14,425   Countrywide Credit Industries, Inc. ..........................          680
  114,325   Fannie Mae....................................................        6,807
   79,925   Freddie Mac...................................................        4,468
   52,250   Household International, Inc. ................................        1,479
  146,787   MBNA Corporation..............................................        2,698
   33,200   Providian Financial Corporation...............................          163
                                                                             ----------
                                                                                 21,055
                                                                             ----------
            CONSUMER SERVICES -- 0.1%
   12,825   Harrah's Entertainment, Inc.!!................................          618
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 4.1%
   52,250   Costco Wholesale Corporation!!................................        1,691
    9,700   Dillard's, Inc., Class A......................................          196
   38,300   Dollar General Corporation....................................          514
   23,150   Federated Department Stores, Inc.!!...........................          682
   30,700   J.C. Penney Company, Inc. ....................................          489
   38,675   Kohl's Corporation!!..........................................        2,352
   36,300   Sears, Roebuck and Company....................................        1,416
  104,225   Target Corporation............................................        3,076
   33,100   The May Department Stores Company.............................          754
  511,025   Wal-Mart Stores, Inc. ........................................       25,162
                                                                             ----------
                                                                                 36,332
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 0.2%
   10,700   Cooper Industries, Ltd. ......................................          325
   33,525   Eastman Kodak Company(a)......................................          913
   42,725   LSI Logic Corporation!!.......................................          271
   26,350   Symbol Technologies, Inc.(a)..................................          202
                                                                             ----------
                                                                                  1,711
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 4.6%
   44,800   3M Company....................................................        4,926
    9,275   Allegheny Technologies Inc. ..................................           64
    9,250   Black & Decker Corporation....................................          388
    6,875   Crane Company.................................................          136
   17,375   Danaher Corporation...........................................          988
1,143,075   General Electric Company......................................       28,176
  121,525   Gillette Company..............................................        3,597
   94,125   Honeywell International Inc. .................................        2,039
   10,525   ITT Industries, Inc. .........................................          656
   60,275   Sanmina Corporation!!.........................................          167
   10,700   W.W. Grainger, Inc. ..........................................          455
                                                                             ----------
                                                                                 41,592
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.3%
   62,350   AES Corporation!!(a)..........................................          156
   14,450   Allegheny Energy, Inc.(a).....................................          189
   43,275   Calpine Corporation!!(a)......................................          107

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
   19,250   Cinergy Corporation...........................................   $      605
   16,525   CMS Energy Corporation........................................          133
   24,500   Consolidated Edison, Inc.(a)..................................          985
   18,875   Constellation Energy Group, Inc.(a)...........................          468
   42,425   Dynegy Inc., Class A(a).......................................           49
   37,425   Edison International!!........................................          374
   25,750   Entergy Corporation...........................................        1,071
   46,175   Mirant Corporation!!(a).......................................          102
   23,850   NiSource Inc. ................................................          411
   45,175   PG & E Corporation!!(a).......................................          509
    9,750   Pinnacle West Capital Corporation.............................          271
    9,175   Power-One, Inc.!!.............................................           27
   18,600   PPL Corporation...............................................          605
   23,750   Public Service Enterprise Group Inc.(a).......................          724
   81,425   Southern Company(a)...........................................        2,344
   17,925   TECO Energy, Inc.(a)..........................................          285
   31,975   TXU Corporation(a)............................................        1,335
   45,725   Xcel Energy, Inc.(a)..........................................          426
                                                                             ----------
                                                                                 11,176
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 1.2%
   16,650   Ameren Corporation............................................          693
   38,925   American Electric Power Company, Inc.(a)......................        1,110
   31,950   Dominion Resources, Inc. .....................................        1,621
   19,250   DTE Energy Company............................................          783
  101,975   Duke Energy Corporation@......................................        1,993
   37,000   Exelon Corporation............................................        1,758
   34,200   FirstEnergy Corporation.......................................        1,022
   20,925   FPL Group, Inc. ..............................................        1,126
   34,925   Reliant Energy, Inc. .........................................          350
                                                                             ----------
                                                                                 10,456
                                                                             ----------
            ELECTRICAL EQUIPMENT -- 0.3%
   48,375   Emerson Electric Company......................................        2,126
   22,225   Molex Inc. ...................................................          523
    6,700   Thomas & Betts Corporation!!..................................           94
                                                                             ----------
                                                                                  2,743
                                                                             ----------
            ENERGY -- MISCELLANEOUS -- 0.1%
   25,425   Progress Energy, Inc. ........................................        1,039
       20   Progress Energy, Inc., CVO@(b)................................            9
                                                                             ----------
                                                                                  1,048
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.3%
   28,550   Anadarko Petroleum Corporation................................        1,272
   17,975   Devon Energy Corporation......................................          867
   13,350   EOG Resources, Inc. ..........................................          480
                                                                             ----------
                                                                                  2,619
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.6%
   25,450   Capital One Financial Corporation(a)..........................          889
   20,750   H & R Block, Inc.(a)..........................................          872
   11,800   MGIC Investment Corporation...................................          482
   17,850   Moody's Corporation...........................................          866
   17,775   SLM Corporation(a)............................................        1,655
   34,050   Synovus Financial Corporation.................................          702
                                                                             ----------
                                                                                  5,466
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            FOOD AND DRUG STORES -- 1.0%
   46,775   Albertson's, Inc. ............................................   $    1,130
   45,100   CVS Corporation...............................................        1,143
   53,600   Safeway Inc.!!................................................        1,195
   15,375   SUPERVALU Inc. ...............................................          248
   90,625   The Kroger Company!!..........................................        1,278
  117,700   Walgreen Company..............................................        3,621
   16,150   Winn-Dixie Stores, Inc. ......................................          212
                                                                             ----------
                                                                                  8,827
                                                                             ----------
            FOOD PRODUCTS -- 1.6%
   74,850   Archer-Daniels-Midland Company................................          936
   47,125   Campbell Soup Company.........................................        1,041
   61,700   ConAgra Foods, Inc. ..........................................        1,533
   42,250   General Mills, Inc. ..........................................        1,877
   40,325   H.J. Heinz Company............................................        1,346
   15,700   Hershey Foods Corporation.....................................          974
   47,125   Kellogg Company...............................................        1,567
   90,125   Sara Lee Corporation..........................................        1,648
   76,200   SYSCO Corporation.............................................        2,163
   25,900   Wm. Wrigley Jr. Company.......................................        1,282
                                                                             ----------
                                                                                 14,367
                                                                             ----------
            HEALTH SERVICES -- 1.5%
   16,200   Anthem, Inc.!!................................................        1,053
   59,550   HCA Inc.(a)...................................................        2,835
   27,375   Health Management Associates, Inc., Class A!!.................          554
   45,550   HEALTHSOUTH Corporation!!.....................................          189
   19,475   Humana Inc.!!.................................................          241
   11,300   Manor Care, Inc.!!............................................          254
   33,325   McKesson HBOC, Inc. ..........................................          944
   56,162   Tenet Healthcare Corporation!!................................        2,780
   34,850   UnitedHealth Group Inc.!!.....................................        3,040
   16,725   Wellpoint Health Networks Inc.!!(a)...........................        1,226
                                                                             ----------
                                                                                 13,116
                                                                             ----------
            HEAVY MACHINERY -- 0.8%
   39,550   Caterpillar Inc. .............................................        1,472
    4,750   Cummins Engine Company, Inc.(a)...............................          112
   27,400   Deere & Company...............................................        1,245
   35,200   Illinois Tool Works Inc.(a)...................................        2,054
   19,425   Ingersoll-Rand Company........................................          669
    7,275   McDermott International, Inc.!!...............................           45
   13,325   PACCAR, Inc. .................................................          450
   13,550   Parker-Hannifin Corporation...................................          518
   19,125   Thermo Electron Corporation!!.................................          308
                                                                             ----------
                                                                                  6,873
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 2.7%
    6,675   Alberto-Culver Company, Class B...............................          327
    7,550   American Greetings Corporation, Class A(a)....................          122
   27,100   Avon Products, Inc. ..........................................        1,249
   62,325   Colgate-Palmolive Company.....................................        3,362
   17,250   Fortune Brands, Inc. .........................................          816
   10,875   International Flavors & Fragrances, Inc. .....................          346
   59,375   Kimberly-Clark Corporation....................................        3,363

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS -- (CONTINUED)
  149,300   Procter & Gamble Company......................................   $   13,345
   26,475   The Clorox Company............................................        1,064
    6,700   Tupperware Corporation........................................          111
                                                                             ----------
                                                                                 24,105
                                                                             ----------
            HOUSING AND FURNISHING -- 0.5%
    7,075   Centex Corporation(a).........................................          314
   22,500   Leggett & Platt, Inc. ........................................          445
   57,000   Masco Corporation.............................................        1,115
    8,950   Maytag Corporation............................................          207
   30,700   Newell Rubbermaid Inc.(a).....................................          948
    7,025   Pulte Corporation.............................................          299
    9,850   Stanley Works.................................................          322
    7,825   Whirlpool Corporation.........................................          359
                                                                             ----------
                                                                                  4,009
                                                                             ----------
            INSURANCE -- 5.0%
   30,150   Ace Ltd. .....................................................          893
   17,275   Aetna Inc. ...................................................          619
   59,425   AFLAC, Inc. ..................................................        1,824
   81,075   Allstate Corporation..........................................        2,881
   12,175   Ambac Financial Group, Inc. ..................................          656
  299,950   American International Group, Inc. ...........................       16,406
   31,325   Aon Corporation(a)............................................          642
   19,725   Chubb Corporation(a)..........................................        1,082
   16,100   CIGNA Corporation.............................................        1,139
   18,600   Cincinnati Financial Corporation..............................          662
   28,450   Hartford Financial Services Group, Inc. ......................        1,166
   16,975   Jefferson-Pilot Corporation...................................          681
   33,350   John Hancock Financial Services, Inc. ........................          927
   21,150   Lincoln National Corporation..................................          646
   21,375   Loews Corporation.............................................          917
   61,550   Marsh & McLennan Companies, Inc. .............................        2,563
   16,900   MBIA, Inc. ...................................................          675
   80,650   MetLife, Inc.(a)..............................................        1,836
   39,850   Principal Financial Group, Inc.!!.............................        1,043
   25,025   Progressive Corporation.......................................        1,267
   66,650   Prudential Financial, Inc.!!..................................        1,904
   14,675   SAFECO Corporation............................................          466
   26,000   The St. Paul Companies, Inc. .................................          747
   13,700   Torchmark Corporation.........................................          469
  114,887   Travelers Property Casualty Corporation, Class B!!............        1,554
   27,725   UnumProvident Corporation.....................................          564
   15,600   XL Capital Ltd., Class A(a)...................................        1,147
                                                                             ----------
                                                                                 45,376
                                                                             ----------
            INTEGRATED OIL -- 4.4%
   10,250   Amerada Hess Corporation......................................          696
   16,525   Apache Corporation............................................          982
   23,125   Burlington Resources Inc. ....................................          887
  122,700   ChevronTexaco Corporation.....................................        8,497
  776,350   Exxon Mobil Corporation.......................................       24,765
   11,525   Kerr-McGee Corporation........................................          501
   35,600   Marathon Oil Corporation......................................          807

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            INTEGRATED OIL -- (CONTINUED)
   43,250   Occidental Petroleum Corporation..............................   $    1,227
    8,775   Sunoco, Inc. .................................................          265
   28,100   Unocal Corporation............................................          882
                                                                             ----------
                                                                                 39,509
                                                                             ----------
            INVESTMENT SERVICES -- 2.1%
   11,325   Bear Stearns Companies Inc. ..................................          639
  156,800   Charles Schwab Corporation....................................        1,364
   29,850   Franklin Resources, Inc. .....................................          928
   55,325   Goldman Sachs Group, Inc.(a)..................................        3,654
   27,975   Lehman Brothers Holdings Inc. ................................        1,372
   99,425   Merrill Lynch & Company, Inc. ................................        3,276
  125,900   Morgan Stanley Dean Witter & Company..........................        4,266
   25,475   Northern Trust Corporation....................................          961
   37,225   State Street Corporation!!....................................        1,438
   25,550   Stilwell Financial, Inc. .....................................          308
   14,075   T Rowe Price Group Inc. ......................................          351
                                                                             ----------
                                                                                 18,557
                                                                             ----------
            LODGING AND RECREATION -- 0.8%
   10,350   Brunswick Corporation.........................................          218
   67,400   Carnival Corporation(a).......................................        1,691
   34,725   Harley-Davidson, Inc. ........................................        1,613
   19,900   Hasbro, Inc. .................................................          221
   43,200   Hilton Hotels Corporation.....................................          492
    9,950   International Game Technology!!...............................          688
   27,775   Marriott International, Inc., Class A.........................          805
   50,175   Mattel, Inc. .................................................          904
   22,900   Starwood Hotels & Resorts Worldwide, Inc. ....................          511
                                                                             ----------
                                                                                  7,143
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 5.0%
  179,475   Abbott Laboratories...........................................        7,250
   24,400   Applera Corporation -- Applied Biosystems Group...............          447
    6,200   Bausch & Lomb Inc.(a).........................................          206
   69,275   Baxter International Inc. ....................................        2,116
   29,500   Becton Dickinson & Company....................................          838
   30,250   Biomet, Inc. .................................................          806
   46,750   Boston Scientific Corporation!!...............................        1,475
    5,925   C.R. Bard, Inc. ..............................................          324
   51,900   Cardinal Health, Inc. ........................................        3,227
   35,125   Guidant Corporation!!.........................................        1,135
  341,825   Johnson & Johnson&&...........................................       18,485
  139,400   Medtronic, Inc. ..............................................        5,871
   20,325   St. Jude Medical, Inc.!!......................................          726
   22,700   Stryker Corporation!!.........................................        1,308
   15,075   Waters Corporation!!..........................................          366
   22,375   Zimmer Holdings, Inc.!!.......................................          858
                                                                             ----------
                                                                                 45,438
                                                                             ----------
            METALS AND MINING -- 0.4%
   97,000   Alcoa Inc. ...................................................        1,872
   16,650   Freeport-McMoran Copper & Gold, Inc., Class B!!(a)............          224

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- (CONTINUED)
   46,125   Newmont Mining Corporation(a).................................   $    1,269
   10,225   Phelps Dodge Corporation!!....................................          262
    9,825   Worthington Industries, Inc. .................................          184
                                                                             ----------
                                                                                  3,811
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.2%
   67,200   El Paso Corporation...........................................          557
   16,250   KeySpan Corporation(a)........................................          544
    5,050   NICOR Inc. ...................................................          142
    4,075   Peoples Energy Corporation....................................          137
   23,525   Sempra Energy.................................................          462
   59,350   Williams Companies, Inc. .....................................          134
                                                                             ----------
                                                                                  1,976
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.1%
   14,000   Kinder Morgan, Inc. ..........................................          496
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.5%
   91,500   ADC Telecommunications, Inc.!!................................          105
   22,525   American Power Conversion Corporation!!.......................          215
   11,275   Andrew Corporation!!(a).......................................           74
   41,575   Avaya Inc.!!(a)...............................................           59
   49,600   CIENA Corporation!!...........................................          147
  840,600   Cisco Systems, Inc.!!&&.......................................        8,810
   21,500   Comverse Technology, Inc.!!...................................          150
  109,350   Corning Inc.!!(a).............................................          175
  156,425   JDS Uniphase Corporation!!(a).................................          305
  394,375   Lucent Technologies Inc.!!(a).................................          300
   89,275   QUALCOMM Inc.!!...............................................        2,467
   18,000   Scientific-Atlanta, Inc.(a)...................................          225
   47,275   Tellabs, Inc.!!...............................................          192
                                                                             ----------
                                                                                 13,224
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.5%
   77,727   ConocoPhillips................................................        3,595
   14,950   Noble Corporation!!...........................................          463
                                                                             ----------
                                                                                  4,058
                                                                             ----------
            OILFIELD SERVICES -- 0.7%
   38,775   Baker Hughes Inc. ............................................        1,126
   18,000   BJ Services Company!!.........................................          468
   50,125   Halliburton Company...........................................          647
   16,600   Nabors Industries, Ltd.!!.....................................          544
   10,775   Rowan Companies, Inc. ........................................          201
   66,350   Schlumberger Ltd. ............................................        2,551
   36,675   Transocean Sedco Forex Inc. ..................................          763
                                                                             ----------
                                                                                  6,300
                                                                             ----------
            PACKAGING AND CONTAINERS -- 0.1%
    6,525   Ball Corporation..............................................          329
    6,075   Bemis Company, Inc. ..........................................          300
   18,200   Pactiv Corporation!!..........................................          299
    9,650   Sealed Air Corporation!!(a)...................................          163
                                                                             ----------
                                                                                  1,091
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.5%
    6,700   Boise Cascade Corporation(a)..................................          153
   26,450   Georgia-Pacific Corporation...................................          346
   55,350   International Paper Company...................................        1,848

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- (CONTINUED)
   12,025   Louisiana-Pacific Corporation!!...............................   $       78
   22,975   Meadwestvaco Corporation......................................          441
   21,225   Plum Creek Timber Company, Inc. ..............................          480
    6,150   Temple-Inland Inc. ...........................................          238
   25,150   Weyerhaeuser Company..........................................        1,101
                                                                             ----------
                                                                                  4,685
                                                                             ----------
            PHARMACEUTICALS -- 8.0%
   14,850   Allergan, Inc. ...............................................          808
   12,175   AmerisourceBergen Corporation.................................          870
  146,842   Amgen Inc.!!..................................................        6,123
   17,075   Biogen, Inc. .................................................          500
  222,550   Bristol-Myers Squibb Company..................................        5,297
   21,700   Chiron Corporation!!..........................................          758
  129,075   Eli Lilly and Company.........................................        7,142
   20,650   Forest Laboratories, Inc.!!(a)................................        1,694
   24,625   Genzyme Corporation!!.........................................          508
   28,000   King Pharmaceuticals, Inc.!!..................................          509
   28,800   MedImmune, Inc.!!.............................................          602
  258,450   Merck & Company, Inc.&&.......................................       11,813
  711,125   Pfizer Inc. ..................................................       20,636
  148,225   Pharmacia Corporation.........................................        5,763
  168,475   Schering-Plough Corporation...................................        3,592
   12,275   Watson Pharmaceuticals, Inc.!!................................          301
  152,250   Wyeth.........................................................        4,842
                                                                             ----------
                                                                                 71,758
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.9%
    7,175   Deluxe Corporation............................................          323
    9,650   Dow Jones & Company, Inc.(a)..................................          371
   30,650   Gannett Company, Inc. ........................................        2,213
   44,075   Interpublic Group of Companies, Inc. .........................          699
    9,575   Knight-Ridder, Inc. ..........................................          540
   22,300   McGraw-Hill Companies, Inc. ..................................        1,365
    5,700   Meredith Corporation..........................................          245
   17,425   New York Times Company, Class A...............................          792
   13,025   R.R. Donnelley & Sons Company.................................          306
   34,700   Tribune Company...............................................        1,451
                                                                             ----------
                                                                                  8,305
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 1.6%
   43,725   Burlington Northern Santa Fe Corporation......................        1,046
   24,450   CSX Corporation...............................................          645
   34,200   FedEx Corporation.............................................        1,712
   44,625   Norfolk Southern Corporation..................................          901
    7,150   Ryder System, Inc. ...........................................          178
   29,050   Union Pacific Corporation.....................................        1,681
  128,250   United Parcel Service, Inc., Class B..........................        8,020
                                                                             ----------
                                                                                 14,183
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
   48,100   Equity Office Properties Trust................................        1,242
   31,650   Equity Residential Properties Trust...........................          758
   21,325   Simon Property Group, Inc. ...................................          762
                                                                             ----------
                                                                                  2,762
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            RESTAURANTS -- 0.6%
   19,675   Darden Restaurants, Inc. .....................................   $      477
  146,525   McDonald's Corporation........................................        2,588
   44,625   Starbucks Corporation!!(a)....................................          921
   13,300   Wendy's International, Inc. ..................................          440
   34,125   Yum! Brands, Inc.!!...........................................          946
                                                                             ----------
                                                                                  5,372
                                                                             ----------
            RETAIL -- SPECIALTY -- 0.0%+
   17,300   Sherwin-Williams Company......................................          410
                                                                             ----------
            SEMICONDUCTORS -- 2.7%
   39,325   Advanced Micro Devices, Inc.!!................................          210
   53,325   Agilent Technologies, Inc.!!..................................          696
   43,875   Altera Corporation!!..........................................          380
   42,025   Analog Devices, Inc.!!........................................          828
  189,000   Applied Materials, Inc.!!(a)..................................        2,183
   34,600   Applied Micro Circuits Corporation!!..........................           99
   31,475   Broadcom Corporation, Class A!!(a)............................          336
  765,725   Intel Corporation.............................................       10,637
   21,725   KLA-Tencor Corporation!!(a)...................................          607
   36,475   Linear Technology Corporation.................................          756
   37,100   Maxim Integrated Products, Inc.!!.............................          919
   69,350   Micron Technology, Inc.!!(a)..................................          858
   20,775   National Semiconductor Corporation!!..........................          248
   16,675   Novellus Systems, Inc.!!......................................          347
   17,575   NVIDIA Corporation!!..........................................          150
   14,350   PerkinElmer, Inc. ............................................           78
   19,225   PMC -- Sierra, Inc.!!.........................................           75
   10,725   QLogic Corporation!!(a).......................................          279
   10,250   Tektronix, Inc.!!.............................................          168
   21,025   Teradyne, Inc.!!(a)...........................................          202
  199,175   Texas Instruments Inc. .......................................        2,942
   38,775   Xilinx, Inc.!!................................................          614
                                                                             ----------
                                                                                 23,612
                                                                             ----------
            SOFTWARE -- 4.4%
   27,575   Adobe Systems Inc. ...........................................          527
   13,175   Autodesk, Inc. ...............................................          167
   27,700   BMC Software, Inc.!!..........................................          362
   20,100   Citrix Systems, Inc.!!........................................          121
   66,375   Computer Associates International, Inc.(a)....................          637
   43,175   Compuware Corporation!!.......................................          132
   16,000   Electronic Arts Inc.!!(a).....................................        1,055
   24,300   Intuit Inc.!!.................................................        1,106
    9,650   Mercury Interactive Corporation!!.............................          166
  622,175   Microsoft Corporation!!.......................................       27,213
   41,850   Novell, Inc.!!................................................           88
  624,200   Oracle Corporation!!(a).......................................        4,906
   30,000   Parametric Technology Corporation!!...........................           54
   35,875   PeopleSoft, Inc.!!............................................          444
   22,200   Rational Software Corporation!!...............................           96
   54,900   Siebel Systems, Inc.!!........................................          316
   47,150   VERITAS Software Corporation!!(a).............................          692
   69,000   Yahoo! Inc.!!(a)..............................................          660
                                                                             ----------
                                                                                 38,742
                                                                             ----------
            SPECIALTY STORES -- 2.2%
   33,550   Bed Bath & Beyond Inc.!!......................................        1,093
   36,925   Best Buy Company, Inc.!!......................................          824

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            SPECIALTY STORES -- (CONTINUED)
   13,325   Big Lots Inc.!!...............................................   $      211
   24,125   Circuit City Stores -- Circuit City Group.....................          365
   19,900   Family Dollar Stores, Inc. ...................................          535
   99,925   Gap, Inc. ....................................................        1,084
  270,700   Home Depot, Inc. .............................................        7,066
   59,875   Limited, Inc. ................................................          859
   89,400   Lowe's Companies, Inc. .......................................        3,701
   15,525   Nordstrom, Inc. ..............................................          279
   35,525   Office Depot, Inc.!!..........................................          438
   19,700   RadioShack Corporation........................................          395
   53,725   Staples, Inc.!!...............................................          687
   16,750   Tiffany & Company.............................................          359
   62,000   TJX Companies, Inc. ..........................................        1,054
   24,400   Toys R Us, Inc.!!(a)..........................................          248
                                                                             ----------
                                                                                 19,198
                                                                             ----------
            STEEL -- 0.1%
    8,975   Nucor Corporation.............................................          340
   11,700   United States Steel Corporation...............................          136
                                                                             ----------
                                                                                    476
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 3.8%
   35,725   ALLTEL Corporation............................................        1,434
  441,750   AT&T Corporation..............................................        5,305
  311,075   AT&T Wireless Services Inc.!!(a)..............................        1,282
  215,050   BellSouth Corporation&&.......................................        3,948
   16,300   CenturyTel, Inc. .............................................          366
   32,425   Citizens Communications Company!!.............................          220
  264,125   Motorola, Inc. ...............................................        2,689
  104,625   Nextel Communications, Inc., Class A!!(a).....................          790
  192,650   Qwest Communications International Inc.!!(a)..................          439
  382,025   SBC Communications Inc.&&.....................................        7,679
  102,575   Sprint Corporation (FON Group)................................          935
  114,550   Sprint Corporation (PCS Group)!!(a)...........................          225
  313,475   Verizon Communications Inc. ..................................        8,601
                                                                             ----------
                                                                                 33,913
                                                                             ----------
            TOBACCO -- 1.2%
  242,850   Philip Morris Companies Inc. .................................        9,423
   10,300   R.J. Reynolds Tobacco Holdings, Inc. .........................          415
   19,450   UST Inc. .....................................................          549
                                                                             ----------
                                                                                 10,387
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,056,737)...........................................      863,905
                                                                             ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 8.4%
              (Cost $74,839)
   74,839   Nations Cash Reserves, Capital Class Shares#..................       74,839
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $1,131,576*)................................   105.7%    $  938,744
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................    (5.7)%
            Cash..........................................................   $        1
            Receivable for Fund shares sold...............................        2,667
            Dividends receivable..........................................        1,282
            Interest receivable...........................................            1
            Variation margin/due to broker................................         (286)
            Collateral on securities loaned...............................      (53,169)
            Payable for Fund shares redeemed..............................         (133)
            Investment advisory fee payable...............................          (29)
            Administration fee payable....................................         (180)
            Shareholder servicing and distribution fees payable...........           (5)
            Payable for investment securities purchased...................         (119)
            Accrued Trustees' fees and expenses...........................          (72)
            Accrued expenses and other liabilities........................         (400)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................      (50,442)
                                                                             ----------
            NET ASSETS..........................................   100.0%    $  888,302
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    4,380
            Accumulated net realized loss on investments sold and futures
              contracts...................................................     (205,025)
            Net unrealized depreciation of investments and futures
              contracts...................................................     (194,833)
            Paid-in capital...............................................    1,283,780
                                                                             ----------
            NET ASSETS....................................................   $  888,302
                                                                             ==========


                                                                                VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($866,774,894 / 55,036,362 shares outstanding)..............       $15.75
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($21,526,904 / 1,375,008 shares outstanding)................       $15.66
                                                                             ==========

---------------

 *Federal income tax information (see Note 12).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 &&
  All or a portion of security segregated as collateral for futures contracts.

 +Amount represents less than 0.1%.

 >Affiliated security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $53,169.

(a)
  All or a portion of security was on loan on September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $115,107 and $49,631, respectively.

(b)
  Fair valued security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Managed Index Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
--------------------------------------------------------------------------------------
           COMMON STOCKS -- 94.0%
           AEROSPACE AND DEFENSE -- 2.1%
  34,500   Boeing Company................................................   $   1,177
  24,700   Raytheon Company..............................................         724
  20,200   Rockwell International Corporation............................         329
  17,900   United Technologies Corporation...............................       1,011
                                                                            ---------
                                                                                3,241
                                                                            ---------
           APPAREL AND TEXTILES -- 1.2%
  14,300   Jones Apparel Group, Inc.!!...................................         439
  28,400   Liz Claiborne, Inc. ..........................................         709
  20,800   V.F. Corporation..............................................         748
                                                                            ---------
                                                                                1,896
                                                                            ---------
           AUTOMOTIVE -- 0.7%
  10,400   General Motors Corporation....................................         405
  29,700   Goodyear Tire & Rubber Company................................         264
  20,000   Pennzoil-Quaker State Company(a)..............................         439
                                                                            ---------
                                                                                1,108
                                                                            ---------
           BEVERAGES -- 4.3%
  16,800   Anheuser-Busch Companies, Inc. ...............................         850
  61,900   Coca-Cola Company.............................................       2,968
  34,300   Pepsi Bottling Group, Inc. ...................................         803
  52,800   PepsiCo, Inc. ................................................       1,951
                                                                            ---------
                                                                                6,572
                                                                            ---------
           BROADCASTING AND CABLE -- 1.3%
  24,000   AOL Time Warner Inc.!!........................................         281
  27,200   Viacom Inc., Class B!!........................................       1,103
  44,800   Walt Disney Company...........................................         678
                                                                            ---------
                                                                                2,062
                                                                            ---------
           CHEMICALS -- BASIC -- 0.3%
  10,700   PPG Industries, Inc. .........................................         478
                                                                            ---------
           COMMERCIAL BANKING -- 11.4%
  41,900   Banc One Corporation..........................................       1,567
  34,200   Bank of New York Company, Inc. ...............................         983
 117,000   Citigroup Inc.&&..............................................       3,468
  17,000   Comerica Inc. ................................................         820
   6,100   Fifth Third Bancorp...........................................         374
  19,700   FleetBoston Financial Corporation.............................         401
  69,100   J.P. Morgan Chase & Company...................................       1,312
  12,400   National City Corporation.....................................         354
  23,600   North Fork Bancorporation, Inc. ..............................         893
   1,800   Regions Financial Corporation.................................          59
  23,000   SouthTrust Corporation........................................         558
     900   Union Planters Corporation....................................          25
  73,500   US Bancorp!!..................................................       1,366
  48,400   Wachovia Corporation..........................................       1,582
  41,200   Washington Mutual, Inc. ......................................       1,297
  47,900   Wells Fargo & Company.........................................       2,306
                                                                            ---------
                                                                               17,365
                                                                            ---------
           COMMERCIAL SERVICES -- 1.1%
  14,500   Apollo Group Inc., Class A!!..................................         630
  26,800   Fiserv, Inc.!!................................................         753
  14,900   Robert Half International Inc.!!..............................         236
   5,800   Sabre Holdings Corporation!!..................................         112
                                                                            ---------
                                                                                1,731
                                                                            ---------

                                                                              VALUE
 SHARES                                                                       (000)
--------------------------------------------------------------------------------------
           COMPUTER SERVICES -- 0.5%
   9,300   Computer Sciences Corporation!!...............................   $     258
   6,200   Concord EFS, Inc.!!...........................................          98
     200   Electronic Data Systems Corporation...........................           3
  22,000   Sungard Data Systems, Inc.!!..................................         429
                                                                            ---------
                                                                                  788
                                                                            ---------
           COMPUTERS AND OFFICE EQUIPMENT -- 2.1%
  43,000   Dell Computer Corporation!!...................................       1,011
   7,500   EMC Corporation!!.............................................          34
  57,600   Hewlett-Packard Company.......................................         672
  21,400   IMS Health Inc. ..............................................         320
  20,800   International Business Machines Corporation...................       1,215
                                                                            ---------
                                                                                3,252
                                                                            ---------
           CONGLOMERATES -- 0.2%
   1,900   Fluor Corporation.............................................          46
  18,700   Tyco International Ltd. ......................................         264
                                                                            ---------
                                                                                  310
                                                                            ---------
           CONSTRUCTION -- 0.1%
   1,900   KB HOME.......................................................          93
                                                                            ---------
           CONSUMER CREDIT AND MORTGAGES -- 1.3%
  48,100   American Express Company......................................       1,499
   9,300   Fannie Mae....................................................         554
                                                                            ---------
                                                                                2,053
                                                                            ---------
           DEPARTMENT AND DISCOUNT STORES -- 2.4%
   6,400   Federated Department Stores, Inc.!!...........................         188
   1,700   The May Department Stores Company.............................          39
  69,800   Wal-Mart Stores, Inc.&&.......................................       3,437
                                                                            ---------
                                                                                3,664
                                                                            ---------
           DIVERSIFIED MANUFACTURING -- 5.2%
  13,500   3M Company....................................................       1,486
 158,800   General Electric Company......................................       3,915
  29,400   Gillette Company..............................................         870
  47,200   Honeywell International Inc. .................................       1,022
  17,700   W.W. Grainger, Inc. ..........................................         753
                                                                            ---------
                                                                                8,046
                                                                            ---------
           ELECTRIC POWER -- NON NUCLEAR -- 0.2%
  13,000   Allegheny Energy, Inc. .......................................         170
  15,500   PG & E Corporation!!(a).......................................         175
                                                                            ---------
                                                                                  345
                                                                            ---------
           ELECTRIC POWER -- NUCLEAR -- 1.4%
  19,200   American Electric Power Company, Inc. ........................         547
   1,000   Dominion Resources, Inc. .....................................          51
  11,700   Exelon Corporation............................................         556
  17,300   FPL Group, Inc. ..............................................         931
                                                                            ---------
                                                                                2,085
                                                                            ---------
           ELECTRICAL EQUIPMENT -- 1.1%
  21,300   Emerson Electric Company......................................         936
  33,900   Molex Inc. ...................................................         797
                                                                            ---------
                                                                                1,733
                                                                            ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Managed Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                              VALUE
 SHARES                                                                       (000)
--------------------------------------------------------------------------------------
           ENERGY -- MISCELLANEOUS -- 0.6%
  22,400   Progress Energy, Inc. ........................................   $     915
                                                                            ---------
           FINANCE -- MISCELLANEOUS -- 0.8%
   8,400   H & R Block, Inc. ............................................         353
  19,600   MGIC Investment Corporation...................................         800
                                                                            ---------
                                                                                1,153
                                                                            ---------
           FOOD AND DRUG STORES -- 1.2%
  23,200   Safeway Inc.!!................................................         517
   5,600   The Kroger Company!!..........................................          79
  41,600   Walgreen Company..............................................       1,280
                                                                            ---------
                                                                                1,876
                                                                            ---------
           FOOD PRODUCTS -- 1.8%
  39,600   ConAgra Foods, Inc. ..........................................         984
  14,000   Hershey Foods Corporation.....................................         869
  19,200   Wm. Wrigley Jr. Company.......................................         950
                                                                            ---------
                                                                                2,803
                                                                            ---------
           HEALTH SERVICES -- 0.5%
  15,400   Tenet Healthcare Corporation!!................................         762
                                                                            ---------
           HEAVY MACHINERY -- 0.7%
  18,000   Illinois Tool Works Inc.(a)...................................       1,050
                                                                            ---------
           HOUSEHOLD PRODUCTS -- 2.4%
   6,700   Avon Products, Inc. ..........................................         309
   4,900   Colgate-Palmolive Company.....................................         264
   4,700   Fortune Brands, Inc. .........................................         222
  32,400   Procter & Gamble Company&&....................................       2,896
                                                                            ---------
                                                                                3,691
                                                                            ---------
           INSURANCE -- 5.2%
  24,500   AFLAC, Inc. ..................................................         752
   8,100   Allstate Corporation..........................................         288
  49,100   American International Group, Inc.&&..........................       2,686
   2,000   Cincinnati Financial Corporation..............................          71
  20,300   Hartford Financial Services Group, Inc. ......................         832
   5,500   Marsh & McLennan Companies, Inc. .............................         229
  41,500   MetLife, Inc.(a)..............................................         945
  33,800   Principal Financial Group, Inc.!!.............................         885
  37,100   Prudential Financial, Inc.!!..................................       1,060
  19,100   Travelers Property Casualty Corporation, Class B!!............         258
   1,400   UnumProvident Corporation.....................................          28
                                                                            ---------
                                                                                8,034
                                                                            ---------
           INTEGRATED OIL -- 4.1%
  12,700   Amerada Hess Corporation......................................         862
   9,600   ChevronTexaco Corporation.....................................         665
 147,200   Exxon Mobil Corporation&&.....................................       4,696
                                                                            ---------
                                                                                6,223
                                                                            ---------
           INVESTMENT SERVICES -- 2.3%
  19,800   Goldman Sachs Group, Inc.(a)..................................       1,307
  14,800   Lehman Brothers Holdings Inc. ................................         726
  42,200   Morgan Stanley Dean Witter & Company..........................       1,430
                                                                            ---------
                                                                                3,463
                                                                            ---------

                                                                              VALUE
 SHARES                                                                       (000)
--------------------------------------------------------------------------------------
           LODGING AND RECREATION -- 1.2%
  21,200   Harley-Davidson, Inc. ........................................   $     984
  46,900   Mattel, Inc. .................................................         845
                                                                            ---------
                                                                                1,829
                                                                            ---------
           MEDICAL DEVICES AND SUPPLIES -- 4.2%
  11,000   Abbott Laboratories...........................................         444
  38,900   Baxter International Inc. ....................................       1,188
  18,700   Boston Scientific Corporation!!...............................         590
   3,000   C.R. Bard, Inc. ..............................................         164
  70,500   Johnson & Johnson&&...........................................       3,813
   5,100   Medtronic, Inc. ..............................................         215
     500   St. Jude Medical, Inc.!!......................................          18
                                                                            ---------
                                                                                6,432
                                                                            ---------
           METALS AND MINING -- 0.6%
  45,400   Alcoa Inc. ...................................................         876
                                                                            ---------
           NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.6%
  83,300   Cisco Systems, Inc.!!.........................................         873
   2,500   Scientific-Atlanta, Inc.(a)...................................          31
                                                                            ---------
                                                                                  904
                                                                            ---------
           OILFIELD SERVICES -- 0.6%
  30,900   BJ Services Company!!.........................................         803
   6,000   Transocean Sedco Forex Inc. ..................................         125
                                                                            ---------
                                                                                  928
                                                                            ---------
           PAPER AND FOREST PRODUCTS -- 0.5%
  24,500   International Paper Company...................................         818
                                                                            ---------
           PHARMACEUTICALS -- 7.1%
  25,900   Amgen Inc.!!..................................................       1,080
   7,900   Eli Lilly and Company.........................................         437
  51,600   Merck & Company, Inc. ........................................       2,359
 129,319   Pfizer Inc.&&.................................................       3,753
  51,872   Pharmacia Corporation.........................................       2,017
  41,600   Schering-Plough Corporation...................................         887
   5,500   Wyeth.........................................................         175
                                                                            ---------
                                                                               10,708
                                                                            ---------
           PUBLISHING AND ADVERTISING -- 0.5%
  17,400   Deluxe Corporation............................................         784
                                                                            ---------
           RAILROADS, TRUCKING AND SHIPPING -- 2.0%
  20,900   FedEx Corporation.............................................       1,046
  32,300   United Parcel Service, Inc., Class B..........................       2,020
                                                                            ---------
                                                                                3,066
                                                                            ---------
           REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
  25,400   Equity Office Properties Trust................................         656
  12,100   Equity Residential Properties Trust...........................         290
                                                                            ---------
                                                                                  946
                                                                            ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Managed Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
--------------------------------------------------------------------------------------
           RESTAURANTS -- 1.6%
  64,800   McDonald's Corporation........................................   $   1,145
  20,200   Starbucks Corporation!!(a)....................................         417
  24,900   Wendy's International, Inc. ..................................         824
                                                                            ---------
                                                                                2,386
                                                                            ---------
           SEMICONDUCTORS -- 4.5%
  38,200   Applied Materials, Inc.!!.....................................         441
  56,000   Broadcom Corporation, Class A!!...............................         598
 172,600   Intel Corporation.............................................       2,397
  29,400   KLA-Tencor Corporation!!......................................         821
   6,300   Linear Technology Corporation.................................         131
  53,800   Micron Technology, Inc.!!.....................................         666
  41,200   National Semiconductor Corporation!!..........................         492
   2,400   PerkinElmer, Inc. ............................................          13
  23,600   QLogic Corporation!!..........................................         615
  50,900   Texas Instruments Inc. .......................................         752
                                                                            ---------
                                                                                6,926
                                                                            ---------
           SOFTWARE -- 3.7%
   6,100   Adobe Systems Inc. ...........................................         117
  13,700   Autodesk, Inc. ...............................................         174
  86,100   Microsoft Corporation!!&&.....................................       3,765
 158,800   Oracle Corporation!!..........................................       1,248
  76,700   Siebel Systems, Inc.!!........................................         441
                                                                            ---------
                                                                                5,745
                                                                            ---------
           SPECIALTY STORES -- 3.3%
  12,600   Big Lots Inc.!!...............................................         199
  66,800   Home Depot, Inc. .............................................       1,744
  55,500   Limited, Inc. ................................................         796
     300   Lowe's Companies, Inc. .......................................          12
  38,300   RadioShack Corporation........................................         768
  61,900   Staples, Inc.!!...............................................         792
  19,700   Tiffany & Company.............................................         422
  20,300   TJX Companies, Inc. ..........................................         345
                                                                            ---------
                                                                                5,078
                                                                            ---------
           TELECOMMUNICATIONS SERVICES -- 4.7%
  17,000   AT&T Canada Inc.!!............................................         545
 172,300   AT&T Corporation&&............................................       2,070
  65,600   BellSouth Corporation.........................................       1,204
  95,300   Motorola, Inc. ...............................................         970
  81,600   SBC Communications Inc. ......................................       1,640
  26,200   Verizon Communications Inc. ..................................         719
                                                                            ---------
                                                                                7,148
                                                                            ---------
           TOBACCO -- 1.8%
  51,500   Philip Morris Companies Inc. .................................       1,998
  26,400   UST Inc. .....................................................         745
                                                                            ---------
                                                                                2,743
                                                                            ---------
           TOTAL COMMON STOCKS
             (Cost $139,749).............................................     144,109
                                                                            ---------
                                                                               VALUE
CONTRACTS                                                                      (000)
---------------------------------------------------------------------------------------
            PURCHASED OPTIONS -- 4.8%
     450    Call option
              Bard (C.R.) Inc.
              Strike Price 50.00
              Expires 01/18/03............................................   $     290
   2,000    Call option
              Baxter International
              Strike Price 35.00
              Expires 01/18/03............................................         245
   1,000    Call option
              Capital One
              Strike Price 40.00
              Expires 02/21/03............................................         870
   1,000    Call option
              Capital One
              Strike Price 40.00
              Expires 02/21/03............................................         380
   1,500    Call option
              Household International
              Strike Price 37.50
              Expires 02/21/03............................................         201
   2,000    Call option
              Intel Corporation
              Strike Price 17.50
              Expires 01/18/03............................................         160
   2,000    Call option
              Intel Corporation
              Strike Price 20.00
              Expires 01/18/03............................................          80
     500    Call option
              Lucent Technologies Inc.
              Strike Price 7.50
              Expires 01/18/03............................................           5
   3,000    Call option
              MBNA Corporation
              Strike Price 20.00
              Expires 01/18/03............................................         495
     300    Call option
              S&P 500 Index
              Strike Price 1050.00
              Expires 12/21/02............................................          41
     300    Call option
              S&P 500 Index
              Strike Price 1075.00
              Expires 12/21/02............................................          26
     200    Call option
              S&P 500 Index
              Strike Price 825.00
              Expires 10/19/02............................................         437
      50    Call option
              S&P 500 Index
              Strike Price 830.00
              Expires 10/19/02............................................          98
      75    Call option
              S&P 500 Index
              Strike Price 840.00
              Expires 10/19/02............................................         114

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Managed Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                               VALUE
CONTRACTS                                                                      (000)
---------------------------------------------------------------------------------------
            PURCHASED OPTIONS -- (CONTINUED)
     275    Call option
              S&P 500 Index
              Strike Price 850.00
              Expires 10/19/02............................................   $     323
     400    Call option
              S&P 500 Index
              Strike Price 875.00
              Expires 10/19/02............................................         222
     500    Call option
              Tyco International, Inc.
              Strike Price 32.50
              Expires 10/19/02............................................           1
   1,000    Call option
              Verizon Communications Inc.
              Strike Price 40.00
              Expires 10/19/02............................................           5
     400    Call option
              S&P 500 Index
              Strike Price 900.00
              Expires 10/19/02............................................          99
     600    Call option
              S&P Euro Index
              Strike Price 875.00
              Expires 12/21/02............................................       1,599
     300    Call option
              S&P Euro Index
              Strike Price 925.00
              Expires 12/21/02............................................         379
     100    Call option
              S&P Euro Index
              Strike Price 975.00
              Expires 12/21/02............................................          54
    25(c)   Call option on Interest Rate Swap, expiring on 12/20/02. If exercised, Commerzbank pays 3 month LIBOR and receives fixed
              (3.10%).
              Swap expires 12/24/04.......................................          31
    40(c)   Call option on Interest Rate Swap, expiring on 12/17/02. If exercised, Commerzbank pays 3 month LIBOR and receives fixed
              (2.73%).
              Swap expires 12/19/03.......................................          14
    31(c)   Call option on Interest Rate Swap, expiring on 03/19/03. If exercised, Commerzbank pays fixed (4.25%) and receives 6
              month EURIBOR.
              Swap expires 03/21/13.......................................         153
     700    Put option
              Broadcom Corporation
              Strike Price 22.50
              Expires 01/18/03............................................         826
     400    Put option
              Bard (C.R.) Inc.
              Strike Price 50.00
              Expires 01/18/03............................................          71

                                                                               VALUE
CONTRACTS                                                                      (000)
---------------------------------------------------------------------------------------
            PURCHASED OPTIONS -- (CONTINUED)
      50    Put option
              S&P 500 Index
              Strike Price 775.00
              Expires 10/19/02............................................   $      66
      25    Put Option
              S&P 500 Index
              Strike Price 800.00
              Expires 10/19/02............................................          52
                                                                             ---------
            TOTAL PURCHASED OPTIONS
              (Cost $13,783)..............................................       7,337
                                                                             ---------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 7.9%
              (Cost $12,129)
  12,129    Nations Cash Reserves, Capital Class Shares#..................      12,129
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $165,661)...................................   106.7%      163,575
                                                                             ---------


CONTRACTS
---------
            WRITTEN OPTIONS
  (5,000)   Call option
              Baxter International
              Strike Price 40.00
              Expires 01/18/03..................................  $   (213)
    (500)   Call option
              Capital One
              Strike Price 40.00
              Expires 02/21/03..................................      (190)
  (3,000)   Call option
              Household International
              Strike Price 42.50
              Expires 02/21/03..................................      (157)
  (9,000)   Call option
              Intel Corporation
              Strike Price 25.00
              Expires 01/18/03..................................      (113)
  (2,000)   Call option
              Intel Corporation
              Strike Price 20.00
              Expires 01/18/03..................................       (80)
  (25)(b)   Call option on interest rate swap, expiring on
              12/20/02. If exercised, Commerzbank pays fixed
              (3.55%) and receives 3 month LIBOR.
              Swap expires 12/24/04.............................       (26)
  (20)(b)   Call option on interest rate swap, expiring on
              12/17/02. If exercised, Commerzbank pays fixed
              (3.61%) and receives 3 month LIBOR.
              Swap expires 12/19/04.............................        (8)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Managed Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
CONTRACTS                                                                      (000)
---------------------------------------------------------------------------------------
            WRITTEN OPTIONS -- (CONTINUED)
  (15)(b)   Call option on interest rate swap, expiring on
              03/19/03. If exercised, Commerzbank pays 3 months
              LIBOR and receives fixed (3.90%).
              Swap expires 03/21/13.............................  $   (196)
  (4,500)   Call option
              MBNA Corporation
              Strike Price 22.50
              Expires 01/18/03..................................      (405)
    (400)   Call option
              S&P 500 Index
              Strike Price 850.00
              Expires 10/19/02..................................      (470)
    (800)   Call option
              S&P 500 Index
              Strike Price 900.00
              Expires 10/19/02..................................      (198)
    (800)   Call option
              S&P 500 Index
              Strike Price 925.00
              Expires 10/19/02..................................       (90)
    (400)   Call option
              S&P 500 Index
              Strike Price 875.00
              Expires 10/19/02..................................      (222)
    (600)   Call option
              S&P 500 Index
              Strike Price 1,100.00
              Expires 12/21/02..................................       (36)
    (600)   Call option
              S&P 500 Index
              Strike Price 1,025.00
              Expires 12/21/02..................................      (126)
    (600)   Call option
              S&P Euro Index
              Strike Price 1,125.00
              Expires 12/21/02..................................       (27)
  (1,200)   Call option
              S&P Euro Index
              Strike Price 925.00
              Expires 12/21/02..................................    (1,518)
    (300)   Call option
              S&P Euro Index
              Strike Price 975.00
              Expires 12/21/02..................................      (160)

                                                                               VALUE
CONTRACTS                                                                      (000)
---------------------------------------------------------------------------------------
            WRITTEN OPTIONS -- (CONTINUED)
  (1,000)   Call option
              Tyco International
              Strike Price 35.00
              Expires 10/19/02..................................  $     (3)
  (3,000)   Call option
              Verizon Communications Inc.
              Strike Price 45.00
              Expires 10/19/02..................................       (15)
    (500)   Put option
              Capital One
              Strike Price 40.00
              Expires 02/21/03..................................      (435)
                                                                  --------
            TOTAL WRITTEN OPTIONS
              (Premium ($12,822))...............................    (4,688)
                                                                  --------

           OTHER ASSETS AND
             LIABILITIES (NET).................................    (6.7)%
           Cash..........................................................   $      90
           Receivable for investment securities sold.....................      84,675
           Receivable for Fund shares sold...............................       1,345
           Dividends receivable..........................................         160
           Unrealized appreciation on forward bond contracts.............       1,431
           Unrealized depreciation on swap contracts.....................      (4,594)
           Variation margin/due to broker................................        (239)
           Written options, at value (premium $12,822)...................      (4,688)
           Collateral on securities loaned...............................      (3,744)
           Payable for Fund shares redeemed..............................         (75)
           Investment advisory fee payable...............................          (2)
           Administration fee payable....................................         (31)
           Shareholder servicing and distribution fees payable...........          (3)
           Payable for investment securities purchased...................     (84,160)
           Accrued Trustees' fees and expenses...........................         (65)
           Accrued expenses and other liabilities........................        (334)
                                                                            ---------
           TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (10,234)
                                                                            ---------
           NET ASSETS..........................................   100.0%    $ 153,341
                                                                            =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Managed Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                              VALUE
                                                                              (000)
--------------------------------------------------------------------------------------
           NET ASSETS CONSIST OF:
           Undistributed net investment income...........................   $     515
           Accumulated net realized loss on investments sold, futures
             contracts, swaps, options and foreign currencies............     (25,493)
           Net unrealized appreciation of investments, futures contracts,
             swaps, options and foreign currencies.......................       2,546
           Paid-in capital...............................................     175,773
                                                                            ---------
           NET ASSETS....................................................   $ 153,341
                                                                            =========
           PRIMARY A SHARES:
           Net asset value, offering and redemption price per share
             ($138,165,691 / 14,505,294 shares outstanding)..............       $9.53
                                                                            =========
           PRIMARY B SHARES:
           Net asset value, offering and redemption price per share
             ($15 / 1 shares outstanding)................................      $10.70
                                                                            =========
           INVESTOR A SHARES:
           Net asset value and redemption price per share
             ($15,175,629 / 1,596,545 shares outstanding)................       $9.51
                                                                            =========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &&
  All or a portion of security segregated as collateral for futures contracts and forward bond contracts.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $3,744.

(a)
  All or a portion of security was on loan on September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $3,947 and $3,548, respectively.

(b)
  1 Contract = $1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          COMMON STOCKS -- 98.4%
          AEROSPACE AND DEFENSE -- 1.1%
107,675   L-3 Communications Holdings, Inc.!!(a)........................   $   5,675
 59,925   Precision Castparts Corporation...............................       1,299
 11,950   Sequa Corporation, Class A!!..................................         623
 89,300   The Titan Corporation!!.......................................         857
                                                                           ---------
                                                                               8,454
                                                                           ---------
          AIRLINES -- 0.1%
 30,425   Alaska Air Group, Inc.!!......................................         538
 43,850   Atlas Air, Inc.!!(a)..........................................         106
                                                                           ---------
                                                                                 644
                                                                           ---------
          APPAREL AND TEXTILES -- 0.6%
101,625   Coach, Inc.!!.................................................       2,602
 42,975   Timberland Company, Class A!!.................................       1,361
 61,675   Unifi, Inc.!!.................................................         387
                                                                           ---------
                                                                               4,350
                                                                           ---------
          AUTOMOTIVE -- 1.9%
 77,850   ArvinMeritor, Inc. ...........................................       1,456
 30,575   Borg-Warner Automotive, Inc. .................................       1,518
117,150   Circuit City Stores -- Carmax.................................       1,898
104,250   Copart, Inc.!!................................................       1,131
 86,875   Gentex Corporation!!..........................................       2,362
 75,275   Lear Corporation!!............................................       3,134
 92,475   Pennzoil-Quaker State Company(a)..............................       2,032
 30,450   Superior Industries International, Inc. ......................       1,434
                                                                           ---------
                                                                              14,965
                                                                           ---------
          BEVERAGES -- 0.6%
102,375   Constellation Brands, Inc.!!..................................       2,365
176,225   PepsiAmericas, Inc. ..........................................       2,502
                                                                           ---------
                                                                               4,867
                                                                           ---------
          BROADCASTING AND CABLE -- 1.5%
 60,725   Emmis Communications Corporation!!(a).........................       1,154
 57,050   Entercom Communications Corporation!!.........................       2,702
124,550   Hispanic Broadcasting Corporation!!...........................       2,323
 26,550   Media General Inc., Class A...................................       1,350
122,375   Westwood One, Inc.!!..........................................       4,375
                                                                           ---------
                                                                              11,904
                                                                           ---------
          BUILDING MATERIALS -- 0.2%
 55,925   Martin Marietta Materials, Inc. ..............................       1,821
                                                                           ---------
          CHEMICALS -- BASIC -- 1.0%
 40,200   FMC Corporation!!.............................................       1,038
 74,950   FMC Technologies, Inc.!!......................................       1,256
 32,475   H.B. Fuller Company...........................................         864
131,725   IMC Global, Inc. .............................................       1,587
183,125   Lyondell Chemical Company.....................................       2,187
 64,925   Olin Corporation(a)...........................................       1,063
                                                                           ---------
                                                                               7,995
                                                                           ---------
          CHEMICALS -- SPECIALTY -- 1.5%
 81,650   Airgas, Inc.!!................................................       1,072
 47,750   Albemarle Corporation.........................................       1,208
 70,400   Cabot Corporation.............................................       1,478
 27,775   Cabot Microelectronics Corporation!!(a).......................       1,034
130,200   Crompton Corporation..........................................       1,309

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          CHEMICALS -- SPECIALTY -- (CONTINUED)
 45,150   Cytec Industries Inc.!!.......................................   $     991
 46,175   Ferro Corporation(a)..........................................       1,067
 58,925   Lubrizol Corporation..........................................       1,665
 23,075   Minerals Technologies Inc. ...................................         855
 33,675   Schulman (A.) Inc. ...........................................         584
120,075   Solutia Inc. .................................................         627
                                                                           ---------
                                                                              11,890
                                                                           ---------
          COMMERCIAL BANKING -- 10.1%
 86,625   Associated Banc-Corp..........................................       2,749
101,575   Astoria Financial Corporation.................................       2,478
 78,025   Bank of Hawaii Corporation....................................       2,177
169,875   Banknorth Group, Inc. ........................................       4,035
 57,300   City National Corporation.....................................       2,680
134,600   Colonial BancGroup, Inc. .....................................       1,669
 77,050   Commerce Bancorp, Inc. .......................................       3,198
147,550   Compass Bancshares, Inc. .....................................       4,351
 82,250   First Virginia Banks, Inc. ...................................       3,068
 96,975   Firstmerit Corporation........................................       2,077
157,350   Golden State Bancorp Inc. ....................................       5,086
 58,775   Greater Bay Bancorp(a)........................................       1,069
181,150   Hibernia Corporation, Class A.................................       3,621
 65,525   Independence Community Bank Corporation.......................       1,644
 73,925   Investors Financial Services Corporation......................       2,001
105,225   M&T Bank Corporation..........................................       8,292
 79,850   Mercantile Bankshares Corporation.............................       3,048
236,250   National Commerce Financial Corporation.......................       5,918
123,150   New York Community Bancorp, Inc. .............................       3,469
 55,825   Provident Financial Group, Inc.(a)............................       1,401
 50,925   Silicon Valley Bancshares!!...................................         862
298,950   Sovereign Bancorp, Inc.(a)....................................       3,856
 85,625   TCF Financial Corporation.....................................       3,625
 54,950   Webster Financial Corporation.................................       1,845
 38,450   Westamerica Bancorporation....................................       1,549
 75,250   Wilmington Trust Corporation..................................       2,176
                                                                           ---------
                                                                              77,944
                                                                           ---------
          COMMERCIAL SERVICES -- 3.4%
 21,925   Bandag, Inc. .................................................         669
 62,625   Catalina Marketing Corporation!!..............................       1,759
 79,275   Certegy Inc.!!................................................       1,593
 98,102   ChoicePoint Inc.!!............................................       3,496
 80,075   DeVry, Inc.!!.................................................       1,491
 86,925   Fastenal Company(a)...........................................       2,745
 94,825   Gartner Group, Inc.!!.........................................         759
 40,650   Kelly Services, Inc. .........................................         881
 43,375   Korn/Ferry International!!....................................         340
 87,700   Manpower Inc. ................................................       2,573
117,550   MPS Group, Inc.!!.............................................         682
 34,650   Rollins, Inc. ................................................         672
123,900   SEI Investment Company........................................       2,959
 70,450   Sotheby's Holdings, Class A!!.................................         493
 46,200   Sylvan Learning Systems, Inc.!!...............................         632
 87,725   United Rentals, Inc.!!........................................         740
 61,025   Valassis Communications Inc.!!(a).............................       2,140
102,200   Viad Corporation..............................................       2,088
                                                                           ---------
                                                                              26,712
                                                                           ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          COMPUTER SERVICES -- 1.3%
100,850   Acxiom Corporation!!..........................................   $   1,430
170,100   Ceridian Corporation!!........................................       2,424
 59,000   CSG Systems International, Inc.!!.............................         643
 55,450   Internet Security Systems, Inc.!!.............................         683
103,625   Jack Henry & Associates, Inc. ................................       1,288
 46,325   Sykes Enterprises, Inc.!!.....................................         195
 87,400   Synopsys, Inc.!!..............................................       3,335
                                                                           ---------
                                                                               9,998
                                                                           ---------
          COMPUTERS AND OFFICE EQUIPMENT -- 0.9%
 51,575   Avocent Corporation!!.........................................         690
 45,050   InFocus Corporation!!.........................................         343
 86,950   Miller (Herman) Inc. .........................................       1,544
 48,150   Plexus Corporation!!..........................................         445
180,575   Quantum Corporation!!.........................................         399
121,350   Storage Technology Corporation!!..............................       1,275
 64,650   Tech Data Corporation!!.......................................       1,708
 47,650   Wallace Computer Services, Inc. ..............................         841
                                                                           ---------
                                                                               7,245
                                                                           ---------
          CONGLOMERATES -- 1.4%
 54,825   Dycom Industries, Inc.!!......................................         502
 47,575   Granite Construction..........................................         784
 56,400   Pentair, Inc. ................................................       2,096
120,000   Scana Corporation.............................................       3,122
 46,825   SPX Corporation!!.............................................       4,726
                                                                           ---------
                                                                              11,230
                                                                           ---------
          CONSTRUCTION -- 0.3%
 62,325   Jacobs Engineering Group Inc.!!...............................       1,925
 69,750   Quanta Services, Inc.!!.......................................         145
                                                                           ---------
                                                                               2,070
                                                                           ---------
          CONSUMER CREDIT AND MORTGAGES -- 0.8%
174,625   AmeriCredit Corporation!!(a)..................................       1,409
113,725   Greenpoint Financial Corporation..............................       4,747
 66,400   Metris Companies Inc.(a)......................................         153
                                                                           ---------
                                                                               6,309
                                                                           ---------
          CONSUMER SERVICES -- 0.3%
 57,350   Valspar Corporation(a)........................................       2,139
                                                                           ---------
          DEPARTMENT AND DISCOUNT STORES -- 0.4%
 54,975   Neiman Marcus Group Inc., Class A!!...........................       1,443
163,400   Saks, Inc.!!..................................................       1,721
                                                                           ---------
                                                                               3,164
                                                                           ---------
          DIVERSIFIED ELECTRONICS -- 1.9%
 30,775   Black Hills Corporation.......................................         806
 82,550   Diebold, Inc. ................................................       2,717
 76,025   Harris Corporation............................................       2,546
 41,700   Hawaiian Electric Industries, Inc. ...........................       1,797
 67,675   Hubbell Inc. .................................................       1,967
 59,050   National Instruments Corporation!!............................       1,293
 44,825   PNM Resources Inc. ...........................................         888
 38,900   Varian Inc.!!.................................................       1,074
182,925   Vishay Intertechnology, Inc.!!&&..............................       1,610
                                                                           ---------
                                                                              14,698
                                                                           ---------

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          DIVERSIFIED MANUFACTURING -- 2.6%
 37,000   Albany International Corporation, Class A.....................   $     702
 34,850   Carlisle Companies Inc. ......................................       1,278
 50,550   Donaldson Company, Inc. ......................................       1,735
100,875   Energizer Holdings Inc.!!.....................................       3,067
 51,900   Federal Signal Corporation....................................         956
 46,400   Harsco Corporation............................................       1,262
 34,925   Kaydon Corporation............................................         700
 39,450   Kennametal Inc. ..............................................       1,267
 41,950   Lancaster Colony Corporation..................................       1,767
 38,550   Modine Manufacturing Company..................................         733
 38,400   Nordson Corporation...........................................         912
 62,150   Pittson Brink's Group.........................................       1,392
 54,225   Sensient Technologies Corporation.............................       1,146
 45,000   Teleflex Inc. ................................................       2,051
 45,200   York International Corporation................................       1,275
                                                                           ---------
                                                                              20,243
                                                                           ---------
          EDUCATION -- 0.2%
 40,100   Education Management Corporation!!............................       1,775
                                                                           ---------
          ELECTRIC POWER -- NON NUCLEAR -- 2.7%
 97,650   Allete, Inc. .................................................       2,109
 53,875   Cleco Corporation.............................................         726
144,925   DPL Inc. .....................................................       2,384
 84,850   DQE Inc. .....................................................       1,273
 70,925   Great Plains Energy Inc. .....................................       1,358
 43,200   IDACORP, Inc. ................................................       1,051
156,500   Northeast Utilities Company...................................       2,645
 89,525   OGE Energy Corporation........................................       1,510
187,075   Pepco Holdings, Inc.!!........................................       3,733
117,025   Sierra Pacific Resources(a)...................................         714
 77,650   Vectren Corporation...........................................       1,708
 82,025   Westar Energy, Inc. ..........................................         825
 36,350   WPS Resources Corporation(a)..................................       1,288
                                                                           ---------
                                                                              21,324
                                                                           ---------
          ELECTRIC POWER -- NUCLEAR -- 1.0%
104,200   Alliant Energy Corporation....................................       2,006
165,575   Energy East Corporation.......................................       3,280
 60,750   NSTAR.........................................................       2,403
                                                                           ---------
                                                                               7,689
                                                                           ---------
          ELECTRICAL EQUIPMENT -- 0.4%
 37,750   AMETEK, Inc. .................................................       1,099
 40,100   Imation Corporation!!(a)......................................       1,136
 21,175   Tecumseh Products Company.....................................         889
                                                                           ---------
                                                                               3,124
                                                                           ---------
          ENERGY -- MISCELLANEOUS -- 0.7%
100,300   Puget Energy Inc. ............................................       2,047
131,900   Wisconsin Energy Corporation..................................       3,205
                                                                           ---------
                                                                               5,252
                                                                           ---------
          EXPLORATION AND PRODUCTION -- 1.3%
 53,825   Forest Oil Corporation!!......................................       1,373
 65,625   Noble Energy, Inc. ...........................................       2,229
201,525   Ocean Energy Inc. ............................................       4,020
141,350   XTO Energy, Inc. .............................................       2,913
                                                                           ---------
                                                                              10,535
                                                                           ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          FINANCE -- MISCELLANEOUS -- 0.6%
157,825   Clayton Homes Inc.(a).........................................   $   1,733
 65,600   IndyMac Bancorp, Inc.!!.......................................       1,264
 55,150   Investment Technology Group, Inc.!!...........................       1,614
                                                                           ---------
                                                                               4,611
                                                                           ---------
          FOOD AND DRUG STORES -- 0.5%
 53,200   Ruddick Corporation...........................................         808
 65,850   Whole Foods Market, Inc.!!....................................       2,821
                                                                           ---------
                                                                               3,629
                                                                           ---------
          FOOD PRODUCTS -- 3.6%
103,600   Dean Foods Company!!..........................................       4,121
 64,200   Dole Food Company.............................................       1,864
 39,875   Dreyer's Grand Ice Cream Inc. ................................       2,786
159,075   Hormel Foods Corporation......................................       3,481
 50,450   Interstate Bakeries Corporation...............................       1,340
160,225   McCormick and Company, Inc. ..................................       3,653
125,325   Smithfield Foods, Inc.!!......................................       1,968
 56,775   The J. M. Smucker Company.....................................       2,084
 59,175   Tootsie Roll Industries, Inc. ................................       1,759
404,600   Tyson Foods Inc., Class A.....................................       4,704
                                                                           ---------
                                                                              27,760
                                                                           ---------
          HEALTH SERVICES -- 5.7%
105,925   AdvancePCS!!..................................................       2,386
 62,675   Apria Healthcare Group Inc.!!.................................       1,477
 51,275   Charles River Laboratories International, Inc.!!..............       2,013
 69,200   Covance Inc.!!................................................       1,354
 90,225   Express Scripts, Inc.!!.......................................       4,919
116,050   First Health Group Corporation!!..............................       3,147
143,375   Health Net Inc.!!.............................................       3,075
 45,225   Lifepoint Hospitals, Inc.!!(a)................................       1,410
121,800   Lincare Holdings Inc.!!.......................................       3,781
107,950   Omnicare, Inc. ...............................................       2,280
100,875   Oxford Health Plans, Inc.!!...................................       3,928
 40,700   Pacificare Health Systems Inc.!!(a)...........................         940
111,625   Quest Diagnostics Inc.!!......................................       6,867
 85,025   Triad Hospitals, Inc.(a)......................................       3,227
 68,600   Universal Health Services, Inc., Class B!!....................       3,509
                                                                           ---------
                                                                              44,313
                                                                           ---------
          HEAVY MACHINERY -- 0.3%
 85,425   Agco Corporation!!............................................       1,981
 63,250   Flowserve Corporation!!.......................................         633
                                                                           ---------
                                                                               2,614
                                                                           ---------
          HOUSEHOLD PRODUCTS -- 0.7%
 53,100   Blyth Industries, Inc. .......................................       1,481
 45,575   Church & Dwight Company, Inc. ................................       1,511
108,675   The Dial Corporation..........................................       2,332
                                                                           ---------
                                                                               5,324
                                                                           ---------
          HOUSING AND FURNISHING -- 2.1%
167,825   D.R. Horton, Inc. ............................................       3,125
 64,475   Furniture Brands International, Inc.!!........................       1,480
 67,525   Hon Industries Inc. ..........................................       1,719
 74,100   Lennar Corporation(a).........................................       4,132
 76,550   Mohawk Industries Inc.!!......................................       3,801
131,550   RPM Inc. .....................................................       1,850
                                                                           ---------
                                                                              16,107
                                                                           ---------

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          INSURANCE -- 4.7%
 60,825   Allmerica Financial Corporation...............................   $     730
 78,950   American Financial Group, Inc. ...............................       1,817
 45,500   AmerUs Group Company(a).......................................       1,290
101,200   Arthur J. Gallagher & Company.................................       2,495
 58,750   Everest Re Group, Ltd. .......................................       3,223
109,400   Fidelity National Financial, Inc. ............................       3,144
 71,375   HCC Insurance Holdings Inc. ..................................       1,714
 46,800   Horace Mann Educators Corporation.............................         688
 63,400   Leucadia National Corporation.................................       2,156
 54,650   MONY Group Inc.(a)............................................       1,348
 69,475   Ohio Casualty Corporation!!...................................       1,131
138,000   Old Republic International Corporation........................       3,916
103,400   PMI Group, Inc. ..............................................       2,814
 78,675   Protective Life Corporation...................................       2,421
108,625   Radian Group Inc. ............................................       3,548
 33,900   Stancorp Financial Group Inc. ................................       1,793
 77,700   Unitrin, Inc. ................................................       2,385
                                                                           ---------
                                                                              36,613
                                                                           ---------
          INTEGRATED OIL -- 1.8%
 64,325   AGL Resources Inc. ...........................................       1,421
 52,500   Murphy Oil Corporation........................................       4,309
133,025   Pioneer Natural Resources Company!!...........................       3,226
 93,750   Questar Corporation...........................................       2,141
121,225   Valero Energy Corporation.....................................       3,209
                                                                           ---------
                                                                              14,306
                                                                           ---------
          INVESTMENT SERVICES -- 2.2%
 91,000   A.G. Edwards, Inc. ...........................................       2,911
418,700   E*TRADE Group, Inc.!!.........................................       1,863
 79,575   Eaton Vance Corporation.......................................       2,199
 67,575   LaBranche and Company Inc.!!(a)...............................       1,368
 74,325   Legg Mason, Inc. .............................................       3,164
 80,050   Neuberger Berman Inc. ........................................       2,157
 95,875   Roslyn Bancorp, Inc. .........................................       1,669
 91,800   Waddell & Reed Financial, Inc., Class A.......................       1,621
                                                                           ---------
                                                                              16,952
                                                                           ---------
          LODGING AND RECREATION -- 1.5%
 87,050   Callaway Golf Company(a)......................................         905
107,425   Extended Stay America, Inc.!!(a)..............................       1,364
 65,625   GTECH Holdings Corporation!!..................................       1,629
 60,925   International Speedway Corporation............................       2,421
 78,350   Mandalay Resort Group!!(a)....................................       2,629
345,550   Park Place Entertainment Corporation!!........................       2,747
105,925   Six Flags, Inc.!!.............................................         373
                                                                           ---------
                                                                              12,068
                                                                           ---------
          MEDICAL DEVICES AND SUPPLIES -- 3.6%
122,525   Apogent Technologies Inc.!!...................................       2,286
 70,825   Beckman Coulter, Inc. ........................................       2,741
140,750   Cytyc Corporation!!...........................................       1,509
 89,625   DENTSPLY International Inc. ..................................       3,600
 68,550   Edwards Lifesciences Corporation!!............................       1,754
 50,175   Henry Schein, Inc.!!..........................................       2,647
 70,675   Hillenbrand Industries, Inc. .................................       3,838

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          MEDICAL DEVICES AND SUPPLIES -- (CONTINUED)
 78,100   Patterson Dental Company!!....................................   $   3,998
 78,900   STERIS Corporation!!..........................................       1,965
 77,975   Varian Medical Systems, Inc.!!................................       3,352
 61,125   VISX Inc.!!...................................................         564
                                                                           ---------
                                                                              28,254
                                                                           ---------
          METALS AND MINING -- 0.5%
123,625   AK Steel Holding Corporation!!................................         904
 60,000   Arch Coal, Inc.(a)............................................         993
 25,500   Carpenter Technology Corporation..............................         332
 63,975   Graftech International Ltd.!!.................................         464
 59,350   Peabody Energy Corporation....................................       1,511
                                                                           ---------
                                                                               4,204
                                                                           ---------
          NATURAL GAS DISTRIBUTION -- 1.2%
 71,025   Equitable Resources, Inc. ....................................       2,453
 75,225   Hanover Compressor Company!!(a)...............................         624
 81,850   MDU Resources Group, Inc. ....................................       1,869
 91,825   National Fuel Gas Company(a)..................................       1,825
 69,200   ONEOK, Inc. ..................................................       1,308
 55,650   WGL Holdings Inc.(a)..........................................       1,331
                                                                           ---------
                                                                               9,410
                                                                           ---------
          NATURAL GAS PIPELINES -- 0.3%
206,475   Aquila, Inc.(a)...............................................         847
 37,825   Western Gas Resources, Inc. ..................................       1,182
                                                                           ---------
                                                                               2,029
                                                                           ---------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.9%
410,775   3Com Corporation!!............................................       1,619
 43,300   ADTRAN, Inc.!!................................................         675
 94,650   Advanced Fibre Communications, Inc.!!.........................       1,257
 70,750   CommScope, Inc.!!.............................................         480
129,925   McDATA Corporation, Class A!!.................................         705
 43,750   Newport Corporation!!.........................................         494
 52,600   Plantronics, Inc.!!(a)........................................         857
114,350   Polycom, Inc.!!...............................................         776
 74,975   Powerwave Technologies, Inc.!!................................         254
                                                                           ---------
                                                                               7,117
                                                                           ---------
          OILFIELD SERVICES -- 3.7%
 62,100   Cooper Cameron Corporation!!..................................       2,593
170,475   ENSCO International Inc. .....................................       4,269
127,450   Grant Prideco Inc.!!..........................................       1,088
 57,275   Helmerich & Payne, Inc. ......................................       1,961
 92,800   National-Oilwell, Inc.!!......................................       1,798
 90,450   Patterson-UTI Energy, Inc.!!(a)...............................       2,307
152,625   Pride International, Inc.!!(a)................................       1,984
116,125   Smith International, Inc.!!...................................       3,404
 69,400   Tidewater Inc. ...............................................       1,873
110,825   Varco International, Inc.!!...................................       1,875
149,075   Weatherford International Inc.!!..............................       5,537
                                                                           ---------
                                                                              28,689
                                                                           ---------

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          PACKAGING AND CONTAINERS -- 0.6%
 58,525   Longview Fibre Company........................................   $     406
119,575   Packaging Corporation of America!!............................       2,094
110,550   Sonoco Products Company.......................................       2,356
                                                                           ---------
                                                                               4,856
                                                                           ---------
          PAPER AND FOREST PRODUCTS -- 0.7%
 63,300   Bowater Inc. .................................................       2,234
 49,925   P.H. Glatfelter Company.......................................         577
 32,600   Potlatch Corporation..........................................         935
 31,800   Rayonier Inc. ................................................       1,333
 59,050   Wausau-Mosinee Paper Corporation..............................         544
                                                                           ---------
                                                                               5,623
                                                                           ---------
          PHARMACEUTICALS -- 4.5%
 49,950   Barr Laboratories, Inc.!!(a)..................................       3,111
224,375   Gilead Sciences, Inc.!!.......................................       7,523
 94,775   ICN Pharmaceuticals Inc. .....................................         859
174,925   IDEC Pharmaceuticals Corporation!!(a).........................       7,263
 77,375   Incyte Pharmaceuticals, Inc.!!................................         359
222,900   IVAX Corporation!!............................................       2,735
325,875   Millennium Pharmaceuticals, Inc.!!............................       3,037
143,575   Mylan Laboratories, Inc. .....................................       4,701
 83,025   Perrigo Company!!.............................................         883
101,975   Protein Design Labs, Inc.!!...................................         846
 96,375   Sepracor Inc.!!(a)............................................         505
133,050   SICOR Inc.!!..................................................       2,024
 87,100   Vertex Pharmaceuticals Inc.!!.................................       1,610
                                                                           ---------
                                                                              35,456
                                                                           ---------
          PUBLISHING AND ADVERTISING -- 2.7%
 28,925   Banta Corporation.............................................       1,027
128,525   Belo Corporation..............................................       2,812
 85,075   Dun & Bradstreet Corporation!!................................       2,859
105,425   Harte-Hanks, Inc. ............................................       1,962
 50,750   Lee Enterprises, Inc. ........................................       1,668
114,175   Readers Digest Association, Inc., Class A.....................       1,787
 44,775   Scholastic Corporation!!......................................       2,001
 10,900   The Washington Post Company, Class B..........................       7,073
                                                                           ---------
                                                                              21,189
                                                                           ---------
          RAILROADS, TRUCKING AND SHIPPING -- 1.7%
 55,450   Airborne, Inc. ...............................................         629
 96,900   C.H. Robinson Worldwide, Inc. ................................       2,618
 56,425   CNF Inc. .....................................................       1,771
 56,125   EGL, Inc.!!...................................................         618
119,125   Expeditors International of Washington, Inc. .................       3,329
 56,050   GATX Corporation(a)...........................................       1,110
 44,900   J.B. Hunt Transport Services, Inc.!!..........................       1,057
 98,150   Swift Transportation Company, Inc.!!..........................       1,531
 52,600   Trinity Industries, Inc.(a)...................................         866
                                                                           ---------
                                                                              13,529
                                                                           ---------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
 71,650   Hospitality Properties Trust..................................       2,373
110,975   New Plan Excel Realty Trust...................................       2,046
                                                                           ---------
                                                                               4,419
                                                                           ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          RESTAURANTS -- 1.5%
 40,800   Bob Evans Farms, Inc. ........................................   $     967
112,300   Brinker International, Inc.!!.................................       2,909
 60,125   CBRL Group Inc. ..............................................       1,372
 62,325   Krispy Kreme Doughnuts, Inc.!!(a).............................       1,948
 87,875   Outback Steakhouse, Inc.!!....................................       2,415
 22,350   Papa John's International Inc.!!(a)...........................         651
 58,000   The Cheesecake Factory, Inc.!!................................       1,730
                                                                           ---------
                                                                              11,992
                                                                           ---------
          SEMICONDUCTORS -- 3.2%
115,075   Arrow Electronics, Inc.!!.....................................       1,453
535,025   Atmel Corporation!!(a)........................................         567
137,125   Avnet, Inc. ..................................................       1,480
 95,575   Cirrus Logic, Inc.!!..........................................         244
 69,475   Credence Systems Corporation!!................................         602
 83,325   Cree, Inc.!!(a)...............................................       1,042
141,100   Cypress Semiconductor Corporation!!...........................         926
134,025   Fairchild Semiconductor Corporation, Class A!!................       1,269
 37,150   FEI Company!!.................................................         537
118,375   Intergrated Device Technology, Inc.!!(a)......................       1,236
 72,800   International Rectifier Corporation!!.........................       1,137
156,350   Intersil Corporation, Class A!!(a)............................       2,026
 98,700   KEMET Corporation!!...........................................         844
145,975   Lam Research Corporation!!(a).................................       1,299
125,700   Lattice Semiconductor Corporation!!...........................         782
 56,275   LTX Corporation!!(a)..........................................         257
106,200   Micrel, Inc.!!................................................         654
231,325   Microchip Technology Inc.!!...................................       4,730
193,175   RF Micro Devices, Inc.!!(a)...................................       1,159
 78,750   SanDisk Corporation!!(a)......................................       1,032
 83,675   Semtech Corporation!!.........................................         812
151,325   TriQuint Semiconductor, Inc.!!................................         534
                                                                           ---------
                                                                              24,622
                                                                           ---------
          SOFTWARE -- 4.3%
 76,450   Activision, Inc.!!(a).........................................       1,829
 37,450   Advent Software, Inc.!!(a)....................................         429
151,050   Affiliated Computer Services, Inc., Class A!!.................       6,427
284,325   Ascential Software Corporation!!..............................         528
304,275   Cadence Design Systems, Inc.!!................................       3,094
 89,425   Checkfree Corporation!!(a)....................................       1,018
137,375   DST Systems, Inc.!!...........................................       4,048
 86,600   Keane Inc.!!..................................................         585
131,625   Legato Systems Inc.!!.........................................         363
 68,525   Macromedia Inc.!!.............................................         530
 58,450   Macrovision Corporation!!.....................................         715
 75,650   Mentor Graphics Corporation!!.................................         369
178,600   Network Associates, Inc.!!....................................       1,899

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          SOFTWARE -- (CONTINUED)
 60,350   Retek Inc.!!..................................................   $     217
 79,575   Reynolds & Reynolds Company, Class A..........................       1,786
 64,875   RSA Security Inc.!!...........................................         218
111,250   Sybase, Inc.!!................................................       1,293
166,200   Symantec Corporation!!........................................       5,589
136,725   The BISYS Group, Inc.!!.......................................       2,285
 40,575   Transaction Systems Architects, Inc.!!........................         252
 90,500   Wind River Systems!!..........................................         291
                                                                           ---------
                                                                              33,765
                                                                           ---------
          SPECIALTY STORES -- 4.5%
 80,351   99 Cents Only Stores..........................................       1,663
113,500   Abercrombie & Fitch Company!!.................................       2,233
 82,650   American Eagle Outfitters, Inc.!!.............................         997
 77,250   Barnes & Noble, Inc.!!........................................       1,635
 81,600   BJ's Wholesale Club, Inc.!!...................................       1,551
 93,675   Borders Group Inc.!!..........................................       1,480
 96,500   CDW Computer Centers, Inc.!!..................................       4,088
 55,875   Claire's Stores, Inc. ........................................       1,218
130,800   Dollar Tree Stores, Inc.!!....................................       2,883
 43,875   Longs Drug Stores Corporation(a)..............................       1,013
 76,050   Michaels Stores, Inc.!!.......................................       3,475
 25,900   Payless ShoeSource, Inc.!!....................................       1,399
154,675   PETsMart, Inc.!!..............................................       2,755
107,100   Pier 1 Imports, Inc. .........................................       2,042
 90,075   Ross Stores, Inc. ............................................       3,210
131,825   Williams-Sonoma, Inc.!!.......................................       3,115
                                                                           ---------
                                                                              34,757
                                                                           ---------
          TELECOMMUNICATIONS SERVICES -- 0.6%
250,800   Broadwing Inc.!!(a)...........................................         497
 62,450   Price Communications Corporation!!............................         706
 67,200   Telephone and Data Systems, Inc. .............................       3,390
                                                                           ---------
                                                                               4,593
                                                                           ---------
          TOBACCO -- 0.1%
 29,975   Universal Corporation.........................................       1,051
                                                                           ---------
          UTILITIES -- MISCELLANEOUS -- 1.3%
 47,100   Alexander & Baldwin, Inc. ....................................       1,048
114,650   American Water Works Company, Inc.&&..........................       5,120
 39,450   Overseas Shipholding Group, Inc. .............................         603
187,450   Republic Services, Inc.!!.....................................       3,524
                                                                           ---------
                                                                              10,295
                                                                           ---------
          TOTAL COMMON STOCKS
            (Cost $938,033).............................................     768,488
                                                                           ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)



SHARES                                                                       VALUE
 (000)                                                                       (000)
-------------------------------------------------------------------------------------
          INVESTMENT COMPANIES -- 6.9%
            (Cost $53,978)
 53,978   Nations Cash Reserves, Capital Class Shares#..................   $  53,978
                                                                           ---------
          TOTAL INVESTMENTS
            (Cost $992,011*)..................................     105.3%    822,466
                                                                           ---------
SHARES
-------
          SHORT POSITION
            (Proceeds $526)
(47,100)  Cimarex Energy Company..............................      (526)
          OTHER ASSETS AND LIABILITIES (NET)..................      (5.3)%
          Cash..........................................................   $   7,145
          Receivable for investment securities sold.....................       1,238
          Dividends receivable..........................................         457
          Interest receivable...........................................          27
          Short position at value (proceeds $526).......................        (526)
          Variation margin/due to broker................................         (71)
          Collateral on securities loaned...............................     (42,206)
          Investment advisory fee payable...............................         (66)
          Administration fee payable....................................        (115)
          Payable for investment securities purchased...................      (7,159)
          Accrued Trustees' fees and expenses...........................         (29)
          Accrued expenses and other liabilities........................        (116)
                                                                           ---------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (41,421)
                                                                           ---------
          NET ASSETS..........................................     100.0%  $ 781,045
                                                                           =========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...........................   $   1,663
          Accumulated net realized loss on investments sold and futures
            contracts...................................................      (7,114)
          Net unrealized depreciation of investments and futures
            contracts...................................................    (169,573)
          Paid-in capital...............................................     956,069
                                                                           ---------
          NET ASSETS....................................................   $ 781,045
                                                                           =========


                                                                             VALUE
-------------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($778,963,663 / 111,934,090 shares outstanding).............       $6.96
                                                                           =========
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($2,080,978 / 298,482 shares outstanding)...................       $6.97
                                                                           =========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &&
  All or a portion of security segregated as collateral for futures contracts.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $42,206.

(a)
  All or a portion of security was on loan on September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $60,716 and $39,674, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMMON STOCKS -- 99.1%
          AEROSPACE -- 0.2%
 28,000   DRS Technologies, Inc.!!......................................   $  1,042
                                                                           --------
          AEROSPACE AND DEFENSE -- 2.0%
 52,900   AAR Corporation...............................................        251
 63,300   Alliant Techsystems Inc.!!(a).................................      4,385
 48,700   Armor Holdings, Inc.!!........................................        730
 59,300   BE Aerospace, Inc.!!..........................................        282
 17,000   Curtiss-Wright Corporation....................................      1,016
 34,500   Esterline Technologies Corporation!!..........................        574
 71,800   GenCorp Inc.(a)...............................................        722
 53,200   Teledyne Technologies Inc.!!..................................        966
 26,300   Triumph Group, Inc.!!(a)......................................        736
 18,800   Woodward Governor Company.....................................        891
                                                                           --------
                                                                             10,553
                                                                           --------
          AIRLINES -- 0.6%
 75,100   Atlantic Coast Airlines Holdings, Inc.!!......................        695
 36,200   Forward Air Corporation!!.....................................        655
 49,200   Frontier Airlines, Inc.!!.....................................        240
 54,000   Mesa Air Group, Inc.!!........................................        197
 25,800   Midwest Express Holdings, Inc.!!..............................        103
 95,400   SkyWest, Inc. ................................................      1,250
                                                                           --------
                                                                              3,140
                                                                           --------
          APPAREL AND TEXTILES -- 2.2%
 22,100   Ashworth Inc.!!...............................................        109
 29,300   Brown Shoe Company, Inc. .....................................        524
 42,400   Christopher & Banks Corporation!!.............................      1,066
 34,400   G & K Services, Inc., Class A.................................      1,165
 36,400   Genesco Inc.!!(a).............................................        502
 10,700   Haggar Corporation............................................        117
 31,500   Hancock Fabrics Inc. .........................................        509
 30,600   K-Swiss Inc., Class A.........................................        654
 42,100   Kellwood Company..............................................        962
 55,900   Nautica Enterprises Inc.!!....................................        581
 21,000   Oshkosh B'Gosh Inc. ..........................................        722
 12,500   Oxford Industries Inc. .......................................        274
 46,100   Phillips-Van Heusen Corporation...............................        581
 39,300   Quiksilver, Inc.!!............................................        888
 53,400   Russell Corporation...........................................        800
 69,300   Stride Rite Corporation.......................................        548
 44,000   The Children's Place Retail Stores, Inc.!!(a).................        444
 67,600   Wolverine World Wide, Inc. ...................................      1,015
                                                                           --------
                                                                             11,461
                                                                           --------
          AUTOMOTIVE -- 1.1%
 36,000   Aaron Rents, Inc. ............................................        828
 38,500   Group 1 Automotive, Inc.!!....................................        860
 42,300   Intermet Corporation..........................................        203
 24,900   Midas, Inc.!!.................................................        125
 49,900   Myers Industries Inc. ........................................        625
 28,100   Oshkosh Truck Corporation.....................................      1,585
 20,900   Standard Motor Products, Inc. ................................        226
 35,200   TBC Corporation!!.............................................        365
 34,600   Titan International Inc. .....................................         90
109,400   Tower Automotive, Inc.!!......................................        733
                                                                           --------
                                                                              5,640
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          BEVERAGES -- 0.1%
 14,700   Coca-Cola Bottling Company....................................   $    689
                                                                           --------
          BROADCASTING AND CABLE -- 0.1%
 20,900   4Kids Entertainment Inc.!!(a).................................        496
                                                                           --------
          CHEMICALS -- BASIC -- 0.2%
 53,400   Georgia Gulf Corporation......................................      1,221
                                                                           --------
          CHEMICALS -- SPECIALTY -- 2.4%
 37,200   Arch Chemicals, Inc. .........................................        659
 43,200   Cambrex Corporation...........................................      1,590
 16,300   Chemed Corporation............................................        502
 23,700   ChemFirst Inc. ...............................................        682
 53,600   MacDermid, Inc. ..............................................      1,069
 46,800   OM Group, Inc. ...............................................      2,003
 65,900   Omnova Solutions Inc.!!.......................................        302
 12,700   Penford Corporation...........................................        171
152,200   PolyOne Corporation...........................................      1,307
 15,500   Quaker Chemical Corporation...................................        298
 26,300   Rogers Corporation!!..........................................        614
 49,400   Scotts Company, Class A!!.....................................      2,060
 23,700   TETRA Technologies Inc.!!.....................................        478
 52,900   Wellman Inc. .................................................        722
                                                                           --------
                                                                             12,457
                                                                           --------
          COMMERCIAL BANKING -- 7.7%
 53,600   Chittenden Corporation........................................      1,587
 75,100   Commercial Federal Corporation................................      1,635
 65,700   Community First Bankshares, Inc. .............................      1,832
 84,800   Cullen Frost Bankers, Inc. ...................................      2,897
 46,900   Downey Financial Corporation..................................      1,606
 39,300   East West Bancorp, Inc. ......................................      1,327
 29,800   Financial Federal Corporation!!...............................        949
 79,500   First Midwest Bancorp, Inc.&&.................................      2,135
 24,600   First Republic Bank!!.........................................        535
 44,200   Firstbank Corporation.........................................      1,685
 28,700   FirstFed Financial Corporation!!..............................        739
 19,200   GBC Bancorp...................................................        373
 75,000   Hudson United Bancorp.........................................      1,995
 46,100   Irwin Financial Corp..........................................        784
 38,600   MAF Bancorp Inc. .............................................      1,193
 41,300   Provident Bankshares Corporation..............................        891
 47,400   Riggs National Corporation....................................        677
 39,800   Seacoast Financial Services Corporation.......................        799
 73,400   South Financial Group, Inc.(a)................................      1,548
 55,900   Southwest Bancorporation of Texas, Inc.!!(a)..................      2,035
100,300   Staten Island Bancorp, Inc. ..................................      1,745
 72,900   Sterling Bancshares, Inc. ....................................        953
 65,800   Susquehanna Bancshares Inc. ..................................      1,425
120,200   TrustCo Bank Corporation NY...................................      1,271
 70,600   United Bankshares Inc. .......................................      2,048
105,400   Washington Federal, Inc. .....................................      2,352
 66,500   Whitney Holding Corporation...................................      2,133
                                                                           --------
                                                                             39,149
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMMERCIAL SERVICES -- 4.7%
 81,500   ABM Industries Inc. ..........................................   $  1,149
 46,200   Administaff, Inc.!!(a)........................................        178
 33,200   ADVO Inc.!!...................................................      1,054
 49,000   Arbitron Inc.!!...............................................      1,670
 10,500   Butler Manufacturing Company..................................        227
 32,000   CDI Corporation!!.............................................        837
 59,700   Central Parking Corporation...................................      1,202
 34,700   Computer Task Group Inc.!!....................................        113
 24,800   Emcor Group Inc.!!............................................      1,233
 56,100   Factset Research Systems Inc.(a)..............................      1,489
 47,500   Florida Rock Industries, Inc. ................................      1,452
 61,100   Global Payments Inc. .........................................      1,564
 20,500   Hall Kinion & Associates, Inc.!!..............................        123
 30,100   Heidrick & Struggles International, Inc.!!....................        457
 24,100   IMCO Recycling Inc.!!.........................................        146
 20,300   Insurance Auto Auctions Inc.!!................................        307
 55,700   Kroll Inc.!!..................................................      1,105
 68,500   Labor Ready, Inc.!!(a)........................................        433
 48,000   Manhattan Associates, Inc.!!..................................        649
 36,000   MAXIMUS, Inc.!!(a)............................................        806
 22,200   Memberworks Inc.!!(a).........................................        387
 43,100   NCO Group, Inc.!!.............................................        491
 44,700   On Assignment, Inc.!!.........................................        370
 41,300   Pegasus Solutions Inc.!!......................................        436
 32,200   Prepaid Legal Services Inc.!!(a)..............................        640
107,300   PRG- Schultz International, Inc.!!(a).........................      1,328
 23,500   Startek, Inc.!!...............................................        517
 88,500   Tetra Tech, Inc.!!(a).........................................        707
 49,800   URS Corporation!!.............................................        825
 25,300   Volt Information Sciences Inc.!!..............................        383
 43,700   Watsco Inc. ..................................................        625
 54,800   Watson Wyatt & Company Holdings!!.............................      1,096
                                                                           --------
                                                                             23,999
                                                                           --------
          COMPUTER SERVICES -- 1.2%
 40,200   Analysts International Corporation!!..........................        117
 47,200   CACI International, Inc.!!....................................      1,673
 77,500   Efunds Corporation!!..........................................        727
 84,800   Fair, Issac and Company Inc. .................................      2,772
 26,200   QRS Corporation!!.............................................        174
 46,000   Radiant Systems, Inc.!!.......................................        368
 26,000   SCM Microsystems, Inc.!!......................................        103
 23,000   TALX Corporation..............................................        303
 30,100   Zixit Corporation!!(a)........................................        116
                                                                           --------
                                                                              6,353
                                                                           --------
          COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
177,000   Adaptec, Inc.!!...............................................        781
 38,300   Brady Corporation, Class A....................................      1,233
 42,100   Hutchinson Technology, Inc.!!(a)..............................        680
 31,100   Imagistics International Inc.!!...............................        540
 49,100   Information Resources, Inc.!!.................................        182
 35,900   Mercury Computer Systems, Inc.!!..............................        847
 29,100   Micros Systems, Inc.!!........................................        675
 97,600   Pinnacle Systems, Inc.!!......................................      1,054
 29,100   Radisys Corporation!!.........................................        115
 26,900   Standard Microsystems Corporation!!...........................        411
 52,400   Zebra Technologies Corporation, Class A!!.....................      2,761
                                                                           --------
                                                                              9,279
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          CONGLOMERATES -- 1.0%
 53,300   Advanced Energy Industries, Inc.!!............................   $    474
 47,300   Apogee Enterprises, Inc. .....................................        517
 39,700   Hughes Supply Inc. ...........................................      1,157
 44,000   Insituform Technologies Inc., Class A!!(a)....................        631
 34,100   Triarc Companies!!............................................        774
 46,200   Waste Connections, Inc.!!(a)..................................      1,608
                                                                           --------
                                                                              5,161
                                                                           --------
          CONSTRUCTION -- 0.3%
 32,200   ElkCorp.......................................................        550
 69,600   The Shaw Group Inc.!!(a)......................................        988
                                                                           --------
                                                                              1,538
                                                                           --------
          CONSUMER SERVICES -- 1.3%
 14,300   Angelica Corporation..........................................        307
 21,800   Building Materials Holding Corporation!!......................        255
 19,700   Concerto Software Inc.!!......................................        117
 53,800   Fedders Corporation...........................................        136
 37,300   Kaman Corporation.............................................        457
 96,900   La-Z-Boy Inc. ................................................      2,248
 21,600   New England Business Service, Inc. ...........................        457
 21,300   Royal Appliance Manufacturing Company!!.......................         85
 34,000   Russ Berrie & Company Inc. ...................................      1,020
 97,800   Spherion Corporation!!........................................        689
 28,400   Thomas Industries Inc. .......................................        704
                                                                           --------
                                                                              6,475
                                                                           --------
          DEPARTMENT AND DISCOUNT STORES -- 0.2%
 40,700   Cash America Investments Inc. ................................        333
 21,500   Factory 2-U Stores Inc.!!.....................................         42
 47,900   ShopKo Stores, Inc.!!.........................................        626
                                                                           --------
                                                                              1,001
                                                                           --------
          DIVERSIFIED ELECTRONICS -- 3.0%
 99,700   Aeroflex, Inc.!!..............................................        502
 22,000   Analogic Corporation..........................................        922
 62,200   Anixter International Inc.!!..................................      1,281
 63,800   Artesyn Technologies, Inc.!!..................................         96
 39,500   Audiovox Corporation!!........................................        276
 23,900   BEI Technologies, Inc. .......................................        263
 18,200   Bel Fuse Inc. ................................................        390
 40,300   Benchmark Electronics, Inc.!!.................................        848
 53,600   Checkpoint Systems Inc.!!.....................................        662
 45,700   Concord Camera Corporation!!..................................        213
 55,800   CTS Corporation...............................................        257
 35,000   Dionex Corporation!!..........................................        895
 32,700   EDO Corporation(a)............................................        733
 17,400   Engineered Support Systems, Inc. .............................        992
 28,000   FLIR Systems, Inc.!!..........................................        980
 36,700   Gerber Scientific Inc.!!......................................        141
 54,000   Harman International Industries, Inc. ........................      2,795
 43,400   Helix Technology Corporation..................................        419
 33,500   Itron Inc.!!..................................................        616
 26,400   Keithley Instruments, Inc. ...................................        321
 60,100   Methode Electronics Inc., Class A.............................        552
 53,000   Pioneer Standard Electronics, Inc.(a).........................        384
 47,700   Trimble Navigation Ltd.!!.....................................        472
 24,100   Ultimate Electronics, Inc.!!..................................        307
                                                                           --------
                                                                             15,317
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          DIVERSIFIED MANUFACTURING -- 3.7%
 47,600   A.O. Smith Corporation........................................   $  1,353
 68,700   Acuity Brands, Inc. ..........................................        842
 36,200   AstroPower, Inc.!!(a).........................................        257
 31,300   Barnes Group Inc. ............................................        629
 41,400   Belden Inc. ..................................................        556
 41,300   CLARCOR Inc. .................................................      1,268
 26,600   Cross (A.T.) Company!!........................................        164
 27,500   CUNO Inc.!!...................................................        848
 63,600   Delta and Pine Land Company...................................      1,192
 55,100   Griffon Corporation!!.........................................        587
 29,200   Ionics Inc.!!.................................................        695
 16,000   Lawson Products...............................................        466
 95,700   Lennox International Inc. ....................................      1,266
 26,600   Lydall Inc.!!.................................................        314
 27,400   Meade Instruments Corporation!!...............................         85
 57,000   Mueller Industries, Inc.!!....................................      1,476
 52,000   Roper Industries, Inc. .......................................      1,794
 40,700   Simpson Manufacturing Company, Inc.!!.........................      1,278
 21,900   SPS Technologies Inc.!!.......................................        546
 20,200   Standex International Corporation.............................        410
 47,400   Stewart & Stevenson Services, Inc. ...........................        464
 44,700   Sturm, Ruger & Company Inc. ..................................        545
 63,700   Tredegar Industries, Inc. ....................................      1,067
 70,500   Vicor Corporation!!...........................................        504
 44,400   Watts Industries, Inc., Class A...............................        728
                                                                           --------
                                                                             19,334
                                                                           --------
          EDUCATION -- 0.8%
 71,300   Corinthian Colleges, Inc.!!...................................      2,691
 76,400   ITT Educational Services, Inc.!!..............................      1,434
                                                                           --------
                                                                              4,125
                                                                           --------
          ELECTRIC POWER -- NON NUCLEAR -- 1.0%
 19,400   Central Vermont Public Services...............................        342
 27,200   CH Energy Group, Inc. ........................................      1,277
 83,000   EL Paso Electric Company!!....................................        986
  9,500   Green Mountain Power Corporation..............................        168
 45,500   Northwestern Corporation(a)...................................        444
 24,000   UIL Holdings Corporation......................................        851
 55,800   UniSource Energy Corporation..................................        851
                                                                           --------
                                                                              4,919
                                                                           --------
          ELECTRICAL EQUIPMENT -- 0.3%
 34,500   Cohu, Inc. ...................................................        390
 27,700   Intermagnetics General Corporation!!..........................        473
 37,400   Magnetek, Inc.!!..............................................        120
 22,600   Planar Systems Inc.!!.........................................        360
                                                                           --------
                                                                              1,343
                                                                           --------
          ENERGY -- MISCELLANEOUS -- 0.2%
 79,500   Avista Corporation............................................        890
 55,500   Systems & Computer Technology Corporation!!...................        389
                                                                           --------
                                                                              1,279
                                                                           --------
          EXPLORATION AND PRODUCTION -- 2.6%
 44,200   Cimarex Energy Company........................................        762
 31,500   Evergreen Resources, Inc.!!...................................      1,291
 23,400   Key Production Company, Inc.!!................................        379
 28,600   Nuevo Energy Company!!........................................        312

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          EXPLORATION AND PRODUCTION -- (CONTINUED)
 45,800   Patina Oil and Gas Corporation................................   $  1,305
 39,800   Plains Resources Inc.!!.......................................      1,026
100,900   Pogo Producing Company........................................      3,437
 21,200   Prima Energy Corporation!!....................................        445
 42,700   Southwestern Energy Company!!.................................        512
 43,800   Stone Energy Corporation!!(a).................................      1,424
 72,000   Unit Corporation!!............................................      1,379
105,200   Vintage Petroleum, Inc. ......................................      1,136
                                                                           --------
                                                                             13,408
                                                                           --------
          FINANCE -- MISCELLANEOUS -- 1.1%
 35,500   American Financial Holdings, Inc. ............................      1,080
 41,500   Anchor Bancorp Wisconsin Inc. ................................        838
 37,300   Boston Private Financial Holdings, Inc. ......................        794
 43,000   Dime Community Bancshares.....................................        921
 28,800   Sourcecorp, Inc.!!............................................        588
 28,600   SWS Group, Inc.(a)............................................        350
 32,600   UCBH Holdings Inc. ...........................................      1,281
                                                                           --------
                                                                              5,852
                                                                           --------
          FOOD AND DRUG STORES -- 0.9%
 82,500   Casey's General Stores, Inc. .................................        953
 39,800   Duane Reade Inc.!!(a).........................................        637
 90,200   Fleming Companies, Inc.(a)....................................        451
 42,400   Fred's, Inc. .................................................      1,266
 19,800   Nash-Finch Company............................................        269
 64,000   The Great Atlantic & Pacific Tea Company, Inc.!!(a)...........        536
 31,700   United Natural Foods, Inc.!!..................................        730
                                                                           --------
                                                                              4,842
                                                                           --------
          FOOD PRODUCTS -- 1.7%
 29,800   American Italian Pasta Company!!(a)...........................      1,064
 59,100   Corn Products International Inc. .............................      1,699
 56,300   Hain Celestial Group, Inc.!!..................................        825
 31,700   International Multifoods Corporation!!........................        621
 14,700   J & J Snack Foods Corporation!!...............................        542
 48,300   Lance, Inc. ..................................................        616
 74,700   Performance Food Group Company!!..............................      2,537
 49,900   Ralcorp Holdings, Inc.!!......................................      1,061
                                                                           --------
                                                                              8,965
                                                                           --------
          HEALTH SERVICES -- 4.6%
 52,000   Accredo Health, Inc.!!........................................      2,479
 36,875   AMERIGROUP Corporation!!......................................      1,237
 34,000   AmSurg Corporation!!(a).......................................      1,026
 99,600   Coventry Health Care, Inc.!!..................................      3,237
 19,400   Curative Health Services, Inc.!!(a)...........................        210
 27,100   IMPATH Inc.!!(a)..............................................        350
 51,400   Invacare Corporation..........................................      1,760
 77,300   Mid Atlantic Medical Services, Inc.!!(a)......................      2,798
 57,600   NDCHealth Corporation.........................................        896
 85,200   Orthodontic Centers of America, Inc.!!(a).....................        912
 41,600   PAREXEL International Corporation!!(a)........................        354
 42,500   Pediatrix Medical Group, Inc.!!...............................      1,317
 80,700   Province Healthcare Company!!(a)..............................      1,384
 28,400   RehabCare Group, Inc.!!.......................................        657
 80,500   Renal Care Group, Inc.!!......................................      2,648
 37,900   Sunrise Assisted Living, Inc.!!(a)............................        813

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          HEALTH SERVICES -- (CONTINUED)
151,800   US Oncology, Inc.!!...........................................   $  1,231
 43,300   Viasys Healthcare Inc.!!......................................        667
                                                                           --------
                                                                             23,976
                                                                           --------
          HEAVY MACHINERY -- 2.9%
 31,900   Applied Industrial Technologies, Inc. ........................        541
 32,700   Astec Industries Inc.!!.......................................        353
 56,700   Baldor Electric Company.......................................      1,083
 36,000   Briggs & Stratton Corporation(a)..............................      1,351
 13,400   CPI Corporation...............................................        184
 25,500   Flow International Corporation!!..............................         82
 26,400   Gardner Denver Machinery Inc.!!...............................        415
 79,100   Graco Inc. ...................................................      1,961
 53,900   IDEX Corporation..............................................      1,539
 70,900   JLG Industries, Inc. .........................................        571
 19,400   Lindsay Manufacturing Company.................................        470
 43,800   Manitowoc Company, Inc. ......................................      1,198
 56,100   Milacron Inc. ................................................        253
 65,900   Paxar Corporation!!...........................................        958
 41,600   Regal Beloit Corporation......................................        712
 23,200   Robbins & Myers, Inc. ........................................        433
100,400   Timken Company................................................      1,682
 20,200   Toro Company..................................................      1,136
 33,600   X-Rite, Inc. .................................................        260
                                                                           --------
                                                                             15,182
                                                                           --------
          HOUSEHOLD PRODUCTS -- 0.1%
 11,400   National Presto Industries, Inc. .............................        329
 26,300   Natures Sunshine Products Inc. ...............................        285
                                                                           --------
                                                                                614
                                                                           --------
          HOUSING AND FURNISHING -- 3.2%
 39,000   Applica Inc.!!................................................        207
 19,500   Bassett Furniture Industries, Inc. ...........................        269
 81,700   Champion Enterprises Inc.!!(a)................................        240
 26,800   Coachmen Industries Inc. .....................................        402
 64,400   Ethan Allen Interiors Inc. ...................................      2,084
 36,000   Haverty Furniture Companies, Inc. ............................        450
 85,100   Interface Inc., Class A.......................................        337
 44,300   M.D.C. Holdings, Inc. ........................................      1,564
 47,900   Monaco Coach Corporation!!....................................        959
 12,600   NVR, Inc.!!...................................................      3,777
 18,300   Salton, Inc.!!(a).............................................        156
 13,900   Skyline Corporation...........................................        378
 53,700   Standard Pacific Corporation..................................      1,256
 43,700   The Ryland Group, Inc. .......................................      1,624
117,800   Toll Brothers, Inc.!!(a)......................................      2,561
                                                                           --------
                                                                             16,264
                                                                           --------
          INSURANCE -- 2.9%
 34,100   Delphi Financial Group, Inc., Class A.........................      1,242
119,000   First American Financial Corporation..........................      2,431
124,700   Fremont General Corporation(a)................................        611
 48,800   Hilb, Rogal and Hamilton Company..............................      2,013
 30,600   Landamerica Financial Group, Inc. ............................      1,006
 35,900   Philadelphia Consolidated Holding Corporation!!...............      1,059
 48,700   Presidential Life Corporation.................................        701
 16,500   RLI Corporation...............................................        885
 41,200   Ryerson Tull Inc. ............................................        265

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          INSURANCE -- (CONTINUED)
 16,300   SCPIE Holdings Inc. ..........................................   $     83
 43,800   Selective Insurance Group, Inc. ..............................        952
 47,800   Sierra Health Services, Inc.!!................................        858
 29,300   Stewart Information Services Corporation!!....................        626
 61,100   Trenwick Group Ltd. ..........................................        318
 79,000   UICI!!(a).....................................................      1,285
 31,200   Zenith National Insurance.....................................        824
                                                                           --------
                                                                             15,159
                                                                           --------
          INTEGRATED OIL -- 1.7%
 52,800   Cabot Oil & Gas Corporation...................................      1,135
 84,800   Input/Output, Inc.!!..........................................        406
 73,800   Newfield Exploration Company!!................................      2,479
 41,100   Oceaneering International Inc.!!..............................      1,046
 43,400   Remington Oil & Gas Corporation!!.............................        612
 46,300   St. Mary Land & Exploration Company(a)........................      1,107
 44,700   Swift Energy Company!!........................................        465
 65,200   Tom Brown, Inc.!!(a)..........................................      1,493
                                                                           --------
                                                                              8,743
                                                                           --------
          INVESTMENT SERVICES -- 0.8%
 44,700   Jefferies Group, Inc. ........................................      1,706
 80,400   Raymond James Financial, Inc. ................................      2,176
                                                                           --------
                                                                              3,882
                                                                           --------
          LODGING AND RECREATION -- 2.5%
 29,600   Action Performance Companies, Inc.!!(a).......................        761
 37,400   Arctic Cat Inc. ..............................................        522
 47,900   Argosy Gaming Company!!.......................................      1,100
 62,000   Aztar Corporation!!...........................................        819
 55,000   Bally Total Fitness Holding!!(a)..............................        545
 59,500   Fleetwood Enterprises Inc.!!(a)...............................        401
 22,674   Huffy Corporation!!...........................................        175
 39,200   JAKKS Pacific, Inc.!!.........................................        436
 29,800   K2 Inc.!!.....................................................        235
 48,800   Marcus Corporation............................................        639
 43,000   Pinnacle Entertainment, Inc.!!................................        314
 38,400   Polaris Industries Inc. ......................................      2,382
 74,800   Prime Hospitality Corporation!!...............................        613
 29,800   Shuffle Master, Inc.!!........................................        555
 47,300   Thor Industries Inc. .........................................      1,644
 31,200   Winnebago Industries(a).......................................      1,233
 53,200   WMS Industries, Inc.!!........................................        750
                                                                           --------
                                                                             13,124
                                                                           --------
          MEDICAL DEVICES AND SUPPLIES -- 5.5%
 47,700   Advanced Medical Optics, Inc.!!...............................        454
 50,900   Ameripath, Inc.!!.............................................        758
 35,600   Arthrocare Corporation!!(a)...................................        431
 24,500   Biosite Inc.!!(a).............................................        710
 48,200   Coherent, Inc.!!..............................................        880
 47,600   CONMED Corporation!!..........................................        959
 25,400   Cooper Companies, Inc. .......................................      1,334
 32,400   Cryolife, Inc.!!(a)...........................................         85
 24,600   Datascope Corporation.........................................        666
 47,400   Diagnostic Products Corporation...............................      2,179
 20,500   Dianon Systems, Inc.!!........................................        970
 41,300   Haemonetics Corporation!!.....................................        980
 32,300   Hologic, Inc.!!...............................................        317
108,300   Hooper Holmes, Inc. ..........................................        671

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          MEDICAL DEVICES AND SUPPLIES -- (CONTINUED)
 23,100   ICU Medical, Inc.!!...........................................   $    844
 55,300   IDEXX Laboratories, Inc.!!....................................      1,711
 34,700   INAMED Corporation!!..........................................        798
 38,600   Mentor Corporation............................................      1,231
 28,200   Osteotech, Inc.!!.............................................        146
 56,700   Owens & Minor, Inc. ..........................................        810
 20,200   PolyMedica Corporation!!(a)...................................        534
 73,100   Priority Healthcare Corporation, Class B!!....................      1,842
 53,600   ResMed Inc.!!(a)..............................................      1,533
 55,000   Respironics, Inc.!!...........................................      1,761
 40,800   Sola International Inc.!!.....................................        410
 28,600   SurModics, Inc.!!.............................................        909
 63,100   Sybron Dental Specialties, Inc.!!.............................        883
 69,100   Techne Corporation!!..........................................      2,265
 49,400   Theragenics Corporation!!.....................................        217
 21,500   Vital Signs Inc. .............................................        639
                                                                           --------
                                                                             27,927
                                                                           --------
          METALS AND MINING -- 1.6%
 24,700   A. M. Castle & Company........................................        167
 27,600   Brush Wellman Inc.!!..........................................        215
 34,100   Century Aluminum Company......................................        237
 16,900   Cleveland-Cliffs Inc. ........................................        406
 47,300   Commercial Metals Company.....................................        848
 26,600   Commonwealth Industries, Inc. ................................        140
124,400   Massey Energy Company.........................................        802
 24,300   Material Sciences Corporation!!...............................        296
 27,200   Quanex Corporation............................................        944
 52,700   Reliance Steel & Aluminum Company.............................      1,152
 34,500   RTI International Metals, Inc.!!..............................        362
 79,000   Steel Dynamics, Inc.!!........................................      1,034
 15,900   Steel Technologies Inc. ......................................        270
 72,000   Stillwater Mining Company!!...................................        432
 34,900   Texas Industries, Inc. .......................................        847
 20,400   Wolverine Tube Inc.!!.........................................        125
                                                                           --------
                                                                              8,277
                                                                           --------
          NATURAL GAS DISTRIBUTION -- 2.7%
 69,000   Atmos Energy Corporation(a)...................................      1,484
 18,400   Cascade Natural Gas Corporation...............................        362
 57,300   Energen Corporation...........................................      1,450
 44,700   New Jersey Resources Corporation..............................      1,471
 42,300   Northwest Natural Gas Company.................................      1,242
 26,200   NUI Holding Company...........................................        566
 54,500   Piedmont Natural Gas Company, Inc. ...........................      1,932
 91,400   Southern Union Company!!......................................      1,033
 54,900   Southwest Gas Corporation.....................................      1,222
 31,400   The Laclede Group Inc. .......................................        732
 45,800   UGI Corporation...............................................      1,665
 39,500   Valmont Industries Inc. ......................................        922
                                                                           --------
                                                                             14,081
                                                                           --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.7%
 37,700   Aware Inc.!!..................................................         78
 33,100   Black Box Corporation!!.......................................      1,100
 20,300   Brooktrout Inc.!!.............................................         93
 60,200   C-COR.Net Corporation!!.......................................        223
 73,800   Cable Design Technologies Corporation!!.......................        452

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- (CONTINUED)
 53,000   Captaris Inc.!!...............................................   $    122
 28,400   Concord Communications, Inc.!!................................        143
 99,000   Harmonic Inc.!!...............................................        173
 51,100   NYFIX, Inc.!!(a)..............................................        199
 44,400   Rainbow Technologies, Inc.!!..................................        126
 24,200   SBS Technologies, Inc.!!......................................        173
 35,800   Three-Five Systems, Inc.!!(a).................................        166
 22,500   Tollgrade Communications, Inc.!!..............................        176
 43,200   ViaSat, Inc.!!(a).............................................        272
                                                                           --------
                                                                              3,496
                                                                           --------
          OIL REFINING AND MARKETING -- 0.4%
 25,500   CARBO Ceramics Inc. ..........................................        914
 43,400   Frontier Oil Corporation......................................        538
 27,300   WD-40 Company.................................................        789
                                                                           --------
                                                                              2,241
                                                                           --------
          OILFIELD SERVICES -- 1.2%
 23,000   Atwood Oceanics, Inc.!!.......................................        673
 61,900   Cal Dive International Inc.!!.................................      1,248
 28,700   Dril-Quip, Inc.!!.............................................        484
 47,400   Lone Star Technologies, Inc.!!................................        562
 37,200   Offshore Logistics, Inc.!!....................................        668
 33,500   SEACOR SMIT Inc.!!............................................      1,373
 51,700   Veritas DGC Inc.!!(a).........................................        559
 43,600   W-H Energy Services, Inc.!!...................................        754
                                                                           --------
                                                                              6,321
                                                                           --------
          PACKAGING AND CONTAINERS -- 0.5%
 59,700   AptarGroup, Inc. .............................................      1,604
 25,800   Libbey Inc. ..................................................        822
 23,700   Mobile Mini Inc.!!(a).........................................        307
                                                                           --------
                                                                              2,733
                                                                           --------
          PAPER AND FOREST PRODUCTS -- 1.1%
 61,400   Buckeye Technologies Inc.!!...................................        451
 46,300   Caraustar Industries, Inc.!!..................................        433
 25,200   Chesapeake Corporation........................................        376
 19,900   Deltic Lumber Corporation.....................................        437
 26,000   Pope & Talbot Inc. ...........................................        334
 57,000   Rock-Tenn Company -- Class A..................................        880
 24,800   Schweitzer-Mauduit International, Inc. .......................        529
 54,800   United Stationers Inc.!!......................................      1,442
 29,800   Universal Forest Products, Inc. ..............................        561
                                                                           --------
                                                                              5,443
                                                                           --------
          PHARMACEUTICALS -- 2.7%
 85,200   Alpharma Inc., Class A........................................        818
 35,300   ArQule Inc.!!.................................................        182
 97,300   Bio-Technology General Corporation!!..........................        288
 91,500   Cephalon, Inc.!!..............................................      3,736
 47,300   Enzo Biochem, Inc.!!(a).......................................        676
 51,100   Medicis Pharmaceutical Corporation, Class A!!(a)..............      2,088
 41,800   MGI Pharma, Inc.!!............................................        293
110,100   NBTY, Inc.!!..................................................      1,429
 37,500   Noven Pharmaceuticals, Inc.!!.................................        459
 91,800   Pharmaceutical Product Development, Inc.!!....................      1,775

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          PHARMACEUTICALS -- (CONTINUED)
 73,100   Regeneron Pharmaceuticals, Inc.!!(a)..........................   $    987
 42,200   Syncor International Corporation!!............................      1,355
                                                                           --------
                                                                             14,086
                                                                           --------
          PUBLISHING AND ADVERTISING -- 0.9%
 32,100   Advanced Marketing Services Inc. .............................        443
 55,700   Bowne & Company Inc. .........................................        557
 22,000   Consolidated Graphics Inc.!!..................................        386
 36,200   Information Holdings Inc.!!...................................        784
 48,900   John H. Harland Company.......................................      1,327
 46,700   The Standard Register Company.................................      1,121
 23,900   Thomas Nelson, Inc.!!.........................................        210
                                                                           --------
                                                                              4,828
                                                                           --------
          RAILROADS, TRUCKING AND SHIPPING -- 2.4%
 41,200   Arkansas Best Corporation!!...................................      1,182
 83,101   Heartland Express, Inc.!!.....................................      1,557
100,200   Kansas City Southern Industries, Inc.!!.......................      1,242
 39,900   Kirby Corporation!!...........................................        903
 27,000   Landstar System, Inc.!!.......................................      1,324
 32,100   Roadway Express, Inc.(a)......................................      1,177
 44,700   U.S. Freightways Corporation..................................      1,282
 38,300   Wabash National Corporation...................................        207
106,000   Werner Enterprises, Inc. .....................................      1,949
 48,500   Yellow Corporation!!..........................................      1,431
                                                                           --------
                                                                             12,254
                                                                           --------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.5%
 46,300   Capital Automotive REIT.......................................      1,157
 37,300   Colonial Properties Trust.....................................      1,350
 30,300   Essex Property Trust, Inc. ...................................      1,498
 46,000   Glenborough Realty Trust Inc. ................................        934
 46,400   Kilroy Realty Corporation.....................................      1,100
 59,500   Shurgard Storage Centers, Inc. ...............................      1,880
                                                                           --------
                                                                              7,919
                                                                           --------
          RESTAURANTS -- 3.3%
 93,000   Applebees International Inc. .................................      2,038
 46,000   CEC Entertainment Inc.!!......................................      1,569
 34,700   IHOP Corporation!!............................................        836
 65,000   Jack in the Box Inc.!!........................................      1,482
 46,300   Landry's Seafood Restaurants Inc. ............................      1,046
 36,500   Lone Star Steakhouse & Saloon, Inc. ..........................        766
 37,300   Luby's Inc.!!.................................................        184
 31,200   O'Charley's Inc.!!............................................        585
 41,400   P.F. Changs China Bistro Inc.!!(a)............................      1,202
 48,200   Panera Bread Company, Class A!!...............................      1,301
 36,400   RARE Hospitality International, Inc.!!........................        852
106,000   Ruby Tuesday, Inc. ...........................................      1,991
 72,300   Ryan's Family Steak Houses Inc.!!.............................        880
 67,100   Sonic Corporation!!...........................................      1,550
 45,700   The Steak n Shake Company!!...................................        503
                                                                           --------
                                                                             16,785
                                                                           --------
          SEMICONDUCTORS -- 3.2%
 40,900   Actel Corporation!!...........................................        425
 62,100   Alliance Semiconductor Corporation!!..........................        236
 50,900   ATMI, Inc.!!..................................................        718
163,300   Axcelis Technologies, Inc.!!..................................        797
 37,300   AXT, Inc.!!...................................................         78

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          SEMICONDUCTORS -- (CONTINUED)
 56,300   Brooks-PRI Automation!!.......................................   $    645
 43,200   C&D Technologies, Inc. .......................................        633
 73,500   Cognex Corporation!!..........................................      1,022
 56,500   Cymer, Inc.!!(a)..............................................      1,052
 45,000   DSP Group, Inc.!!.............................................        723
 29,700   Dupont Photomasks, Inc.!!.....................................        677
 45,900   Electro Scientific Industries, Inc.!!(a)......................        681
 35,200   Electroglas, Inc.!!...........................................         70
 72,400   ESS Technolgy, Inc.!!(a)......................................        445
 65,600   Exar Corporation!!............................................        758
115,300   Kopin Corporation!!...........................................        401
 82,000   Kulicke & Soffa Industries Inc.!!(a)..........................        246
 48,000   Microsemi Corporation!!.......................................        269
 32,400   Park Electrochemical Corporation..............................        541
 42,300   Pericom Semiconductor Corporation!!...........................        365
 28,500   Photon Dynamics, Inc.!!(a)....................................        531
 53,100   Photronics, Inc.!!............................................        534
 47,300   Power Integrations, Inc.!!....................................        577
 26,900   Rudolph Technologies, Inc.!!..................................        277
228,500   Skyworks Solutions, Inc.!!....................................      1,035
 20,900   Supertex, Inc.!!..............................................        217
 66,600   Technitrol, Inc. .............................................        996
 37,600   Ultratech Stepper, Inc.!!.....................................        304
 56,100   Varian Semiconductor Equipment Associates, Inc.!!.............        922
 48,400   Veeco Instruments Inc.!!(a)...................................        523
    216   Zilog, Inc.@!!(b).............................................          0++
                                                                           --------
                                                                             16,698
                                                                           --------
          SOFTWARE -- 3.2%
 70,000   American Management Systems!!(a)..............................        891
 24,200   Ansys, Inc.!!.................................................        417
 59,000   Aspen Technology, Inc.!!(a)...................................        177
 43,800   Avid Technology, Inc.!!.......................................        451
 33,800   BARRA, Inc.!!(a)..............................................        923
 32,600   Bell Microproducts Inc.!!.....................................        136
 38,700   Carreker Corporation!!........................................        237
 58,900   Cerner Corporation!!..........................................      2,074
107,500   Ciber Inc.!!..................................................        625
 66,200   Dendrite International, Inc.!!................................        418
 59,200   FileNET Corporation!!.........................................        613
 55,300   Hyperion Solutions Corporation!!..............................      1,015
 46,900   JDA Software Group, Inc.!!....................................        328
 32,700   Kronos Inc.!!.................................................        805
 25,100   MapInfo Corporation!!.........................................         99
 77,200   Midway Games Inc.!!(a)........................................        423
 40,300   MRO Software, Inc.!!..........................................        351
 56,800   Netegrity, Inc.!!(a)..........................................        117
 33,500   PC-Tel, Inc.!!................................................        175
 43,600   Phoenix Technologies Ltd.!!...................................        316
 60,100   Progress Software Corporation!!...............................        727
 32,500   Roxio, Inc.!!.................................................         98
 67,100   SERENA Software, Inc.!!.......................................        805
 28,000   SPSS, Inc.!!..................................................        324
 63,700   Take-Two Interactive Software, Inc.!!(a)......................      1,847
 65,900   THQ Inc.!!(a).................................................      1,371
 58,500   Verity, Inc.!!................................................        582
                                                                           --------
                                                                             16,345
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          SPECIALTY STORES -- 5.8%
 74,000   AnnTaylor Stores Corporation!!................................   $  1,704
 73,900   Burlington Coat Factory Warehouse Corporation.................      1,330
 42,300   Cato Corporation..............................................        803
138,900   Chico's FAS, Inc.!!(a)........................................      2,213
 36,100   Cost Plus, Inc.!!.............................................        969
 21,600   Department 56, Inc.!!.........................................        226
 60,600   Dress Barn, Inc.!!............................................        943
 22,800   Enesco Group, Inc.!!..........................................        160
 33,500   Footstar, Inc.!!..............................................        261
 76,700   Fossil, Inc.!!................................................      1,538
 54,100   Goody's Family Clothing Inc.!!................................        255
 48,000   Gymboree Corporation!!........................................        783
 52,000   Hot Topic, Inc.!!.............................................        938
 76,500   Insight Enterprises, Inc.!!...................................        776
 32,100   J. Jill Group Inc.!!..........................................        559
 31,600   Jo-Ann Stores Inc.!!(a).......................................        886
 73,200   Linens 'N Things, Inc.!!(a)...................................      1,345
 88,300   O'Reilly Automotive Inc.!!....................................      2,527
 54,500   Pacific Sunwear of California, Inc.!!.........................      1,110
 85,500   PEP Boys -- Manny, Moe & Jack.................................      1,047
 71,900   Regis Corporation.............................................      2,034
 30,300   School Specialty, Inc.!!......................................        758
 39,400   SCP Pool Corporation!!(a).....................................      1,080
 69,200   Stein Mart Inc.!!.............................................        404
 70,700   The Men's Wearhouse, Inc.!!...................................      1,039
 56,300   Too Inc.!!....................................................      1,311
 50,500   Wet Seal, Inc., Class A!!.....................................        505
 56,700   Zale Corporation!!............................................      1,710
                                                                           --------
                                                                             29,214
                                                                           --------
          STEEL -- 0.1%
 67,900   Maverick Tube Corporation!!...................................        602
                                                                           --------
          TELECOMMUNICATIONS SERVICES -- 0.5%
 50,700   Allen Telecom Inc.!!..........................................        271
 28,800   Boston Communications Group, Inc.!!...........................        297
 21,700   Catapult Communications Corporation!!.........................        212
 36,900   Digi International Inc.!!.....................................         72
 92,000   General Communication, Inc., Class A!!........................        346
 40,400   Inter-Tel Inc. ...............................................        821
 40,900   Metro One Telecommunications, Inc.!!(a).......................        348
 37,100   Network Equipment Technologies Inc.!!.........................        139
 36,600   SymmetriCom Inc.!!(a).........................................         94
                                                                           --------
                                                                              2,600
                                                                           --------
          TOBACCO -- 0.1%
 74,200   DiMon Inc. ...................................................        463
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          UTILITIES -- MISCELLANEOUS -- 0.6%
 25,200   American States Water Company.................................   $    661
114,400   Philadelphia Suburban Corporation!!...........................      2,322
                                                                           --------
                                                                              2,983
                                                                           --------
          TOTAL COMMON STOCKS
            (Cost $588,669).............................................    511,278
                                                                           --------
SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 11.7%
            (Cost $60,277)
 60,277   Nations Cash Reserves, Capital Class Shares#..................     60,277
                                                                           --------
          TOTAL INVESTMENTS
            (Cost $648,946*)..................................     110.8%   571,555
                                                                           --------
          OTHER ASSETS AND LIABILITIES (NET)..................     (10.8)%
          Cash..........................................................   $     45
          Receivable for investment securities sold.....................      4,572
          Receivable for Fund shares sold...............................      6,604
          Dividends receivable..........................................        352
          Interest receivable...........................................          6
          Receivable from investment advisor............................         25
          Receivable for variation margin...............................          6
          Collateral on securities loaned...............................    (56,094)
          Payable for Fund shares redeemed..............................     (2,315)
          Administration fee payable....................................        (99)
          Shareholder servicing and distribution fees payable...........         (2)
          Payable for investment securities purchased...................     (8,405)
          Accrued Trustees' fees and expenses...........................        (66)
          Accrued expenses and other liabilities........................       (113)
                                                                           --------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (55,484)
                                                                           --------
          NET ASSETS..........................................     100.0%  $516,071
                                                                           ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...........................   $    806
          Accumulated net realized loss on investments sold and futures
            contracts...................................................    (16,326)
          Net unrealized depreciation of investments and futures
            contracts...................................................    (77,379)
          Paid-in capital...............................................    608,970
                                                                           --------
          NET ASSETS....................................................   $516,071
                                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)





                                                                             VALUE
------------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($507,944,027 / 43,086,647 shares outstanding)..............     $11.79
                                                                           ========
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($8,127,335 / 691,674 shares outstanding)...................     $11.75
                                                                           ========

---------------

 *Federal income tax information (see Note 12).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 &&
  All or a portion of security segregated as collateral for futures contracts.

++Amount represents less than $500.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $56,094.

(a)
  All or a portion of security was on loan on September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $70,549 and $53,093, respectively.

(b)
  Fair valued security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)

For the six months ended September 30, 2002

                                                        LARGECAP           MANAGED             MIDCAP            SMALLCAP
                                                         INDEX              INDEX              INDEX              INDEX
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $46,
  $8, $0 and $1, respectively).....................  $        8,787     $        1,122     $        4,041     $        2,141
Dividend income from affiliated funds..............             141                 46                191                 62
Interest...........................................              --                 --                 23                 --
Securities lending.................................              55                  5                 60                 78
                                                     --------------     --------------     --------------     --------------
    Total investment income........................           8,983              1,173              4,315              2,281
                                                     --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee............................           2,209                373              1,564              1,097
Administration fee.................................           1,270                215                899                631
Transfer agent fees................................             202                 33                 98                 75
Custodian fees.....................................              74                 27                 27                111
Legal and audit fees...............................              53                 46                 50                 48
Registration and filing fees.......................              33                 46                 24                 33
Trustees fees and expenses.........................               7                  7                  7                  7
Interest expense...................................               1                  1                 --                 --*
Printing expense...................................              28                 18                 18                 21
Other..............................................              22                  6                 12                 10
                                                     --------------     --------------     --------------     --------------
    Subtotal.......................................           3,899                772              2,699              2,033
Shareholder servicing and distribution fees:
  Primary B Shares.................................              --                 --                 --                 --
  Investor A Shares................................              36                 26                  2                 11
                                                     --------------     --------------     --------------     --------------
    Total expenses.................................           3,935                798              2,701              2,044
Fees waived by investment advisor and/or
  distributor......................................          (1,965)              (304)            (1,331)              (934)
Fees reduced by credits allowed by the custodian...              (1)                --*                --*                (1)
                                                     --------------     --------------     --------------     --------------
    Net expenses...................................           1,969                494              1,370              1,109
                                                     --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS).......................           7,014                679              2,945              1,172
                                                     --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions............................         (86,470)           (20,755)             2,945             (9,104)
  Written options..................................              --                (70)                --                 --
  Futures contracts................................          (1,743)            (2,764)            (2,569)              (735)
  Swap contracts...................................              --              1,528                 --                 --
  Foreign currency transactions and net other
    assets.........................................              --                (91)                --                 --
                                                     --------------     --------------     --------------     --------------
Net realized gain/(loss) on investments............         (88,213)           (22,152)               376             (9,839)
                                                     --------------     --------------     --------------     --------------
Change in unrealized appreciation/(depreciation)
  of:
  Securities.......................................        (281,993)           (41,468)          (225,792)          (145,657)
  Written options..................................              --              8,068                 --                 --
  Futures contracts................................          (1,836)              (412)              (140)               (45)
  Investments sold short...........................              --             (2,271)                --                 --
  Swap contracts...................................              --             (4,594)                --                 --
  Foreign currency transactions and net other
    assets.........................................              --                 90                 --                 --
                                                     --------------     --------------     --------------     --------------
Net change in unrealized
  appreciation/(depreciation) of investments.......        (283,829)           (40,587)          (225,932)          (145,702)
                                                     --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments......................................        (372,042)           (62,739)          (225,556)          (155,541)
                                                     --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $     (365,028)    $      (62,060)    $     (222,611)    $     (154,369)
                                                     ==============     ==============     ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

                     [This page intentionally left blank.]

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                       LARGECAP INDEX
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/02           YEAR ENDED
                                                               (UNAUDITED)          3/31/02
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $        7,014     $       19,820
Net realized gain/(loss) on investments.....................         (88,213)           (18,467)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................        (283,829)            (7,396)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................        (365,028)            (6,043)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (3,172)           (19,082)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................             (67)              (262)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         (60,119)          (707,032)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................        (428,386)          (732,419)
                                                              --------------     --------------
NET ASSETS:
Beginning of period.........................................       1,316,688          2,049,107
                                                              --------------     --------------
End of period...............................................  $      888,302     $    1,316,688
                                                              ==============     ==============
Undistributed net investment income at end of period........  $        4,380     $          605
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

           MANAGED INDEX                       MIDCAP INDEX                     SMALLCAP INDEX
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/02         YEAR ENDED        9/30/02         YEAR ENDED        9/30/02         YEAR ENDED
     (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02
-------------------------------------------------------------------------------------------------------

    $          679   $        2,682   $        2,945   $        3,656   $        1,172   $        1,602
           (22,152)          54,563              376           14,259           (9,839)           3,458
           (40,587)         (48,908)        (225,932)          65,652         (145,702)          67,460
    --------------   --------------   --------------   --------------   --------------   --------------
           (62,060)           8,337         (222,611)          83,567         (154,369)          72,520

              (350)          (2,555)          (1,361)          (3,600)            (518)          (1,774)
                --               --*              --               --               --               --
               (38)            (182)              (2)              (3)              (8)             (20)

            (7,723)         (29,418)          (7,133)         (22,708)          (2,412)          (6,720)
                --               --*              --               --               --               --
              (983)          (2,744)             (15)             (19)             (39)            (175)
             8,945         (136,090)         331,839          280,373          165,609          180,995
    --------------   --------------   --------------   --------------   --------------   --------------
           (62,209)        (162,652)         100,717          337,610            8,263          244,826
    --------------   --------------   --------------   --------------   --------------   --------------

           215,550          378,202          680,328          342,718          507,808          262,982
    --------------   --------------   --------------   --------------   --------------   --------------
    $      153,341   $      215,550   $      781,045   $      680,328   $      516,071   $      507,808
    ==============   ==============   ==============   ==============   ==============   ==============
    $          515   $          224   $        1,663   $           81   $          806   $          160
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                            LARGECAP INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2002
                                                              -------------------    --------------------
                                                              SHARES     DOLLARS     SHARES      DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,295    $  79,662     10,289    $ 230,175
  Issued as reinvestment of dividends.......................     114        2,170        690       14,886
  Redeemed..................................................  (7,464)    (139,943)   (43,330)    (958,520)
                                                              ------    ---------    -------    ---------
  Net increase/(decrease)...................................  (3,055)   $ (58,111)   (32,351)   $(713,459)
                                                              ======    =========    =======    =========
INVESTOR A SHARES:
  Sold......................................................     429    $   8,117      1,053    $  23,399
  Issued as reinvestment of dividends.......................       3           56         10          218
  Redeemed..................................................    (569)     (10,181)      (783)     (17,190)
                                                              ------    ---------    -------    ---------
  Net increase/(decrease)...................................    (137)   $  (2,008)       280    $   6,427
                                                              ======    =========    =======    =========
  Total net increase/(decrease).............................  (3,192)   $ (60,119)   (32,071)   $(707,032)
                                                              ======    =========    =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

                                                                            MANAGED INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002         YEAR ENDED
                                                                 (UNAUDITED)           MARCH 31, 2002
                                                              ------------------    --------------------
                                                              SHARES    DOLLARS     SHARES      DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,894    $ 34,397      4,715    $  65,240
  Issued as reinvestment of dividends.......................     140       1,789      1,267       19,401
  Redeemed..................................................  (2,111)    (25,074)   (15,604)    (216,096)
                                                              ------    --------    -------    ---------
  Net increase/(decrease)...................................     923    $ 11,112     (9,622)   $(131,455)
                                                              ======    ========    =======    =========
PRIMARY B SHARES:
  Sold......................................................      --    $     --         --*   $       2
  Issued as reinvestment of dividends.......................      --          --         --*          --*
  Redeemed..................................................      --          --         --*          (7)
                                                              ------    --------    -------    ---------
  Net increase/(decrease)...................................      --    $     --         --*   $      (5)
                                                              ======    ========    =======    =========
INVESTOR A SHARES:
  Sold......................................................     235    $  2,748        277    $   3,930
  Issued as reinvestment of dividends.......................      67         854        162        2,499
  Redeemed..................................................    (523)     (5,769)      (798)     (11,059)
                                                              ------    --------    -------    ---------
  Net increase/(decrease)...................................    (221)   $ (2,167)      (359)   $  (4,630)
                                                              ======    ========    =======    =========
  Total net increase/(decrease).............................     702    $  8,945     (9,981)   $(136,090)
                                                              ======    ========    =======    =========

---------------

 *
 Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             MIDCAP INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002         YEAR ENDED
                                                                 (UNAUDITED)           MARCH 31, 2002
                                                              ------------------    --------------------
                                                              SHARES    DOLLARS     SHARES      DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  46,948    $392,120     49,996    $ 432,941
  Issued as reinvestment of dividends.......................     364       3,306      2,609       24,315
  Redeemed..................................................  (8,325)    (65,081)   (20,467)    (177,712)
                                                              ------    --------    -------    ---------
  Net increase/(decrease)...................................  38,987    $330,345     32,138    $ 279,544
                                                              ======    ========    =======    =========
INVESTOR A SHARES:
  Sold......................................................     257    $  2,121        142    $   1,223
  Issued as reinvestment of dividends.......................       2          15          2           22
  Redeemed..................................................     (81)       (642)       (50)        (416)
                                                              ------    --------    -------    ---------
  Net increase/(decrease)...................................     178    $  1,494         94    $     829
                                                              ======    ========    =======    =========
  Total net increase/(decrease).............................  39,165    $331,839     32,232    $ 280,373
                                                              ======    ========    =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

                                                                            SMALLCAP INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002         YEAR ENDED
                                                                 (UNAUDITED)           MARCH 31, 2002
                                                              ------------------    --------------------
                                                              SHARES    DOLLARS     SHARES      DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  18,141    $258,682     23,732    $ 337,382
  Issued as reinvestment of dividends.......................      60         932        241        3,530
  Redeemed..................................................  (7,053)    (95,835)   (11,407)    (160,878)
                                                              ------    --------    -------    ---------
  Net increase/(decrease)...................................  11,148    $163,779     12,566    $ 180,034
                                                              ======    ========    =======    =========
INVESTOR A SHARES:
  Sold......................................................     886    $ 11,881      1,059    $  15,171
  Issued as reinvestment of dividends.......................       3          41         11          162
  Redeemed..................................................    (757)    (10,092)    (1,004)     (14,372)
                                                              ------    --------    -------    ---------
  Net increase/(decrease)...................................     132    $  1,830         66    $     961
                                                              ======    ========    =======    =========
  Total net increase/(decrease).............................  11,280    $165,609     12,632    $ 180,995
                                                              ======    ========    =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
LARGECAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $22.09         $0.12           $(6.40)          $(6.28)         $(0.06)
Year ended 3/31/2002#.....................    22.35          0.24            (0.27)           (0.03)          (0.23)
Year ended 3/31/2001#.....................    28.90          0.24            (6.55)           (6.31)          (0.24)
Year ended 3/31/2000#.....................    25.06          0.26             4.09             4.35           (0.25)
Year ended 3/31/1999......................    22.41          0.26             3.63             3.89           (0.25)
Year ended 3/31/1998#.....................    15.89          0.27             7.11             7.38           (0.27)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $21.98         $0.10           $(6.38)          $(6.28)         $(0.04)
Year ended 3/31/2002#.....................    22.24          0.18            (0.26)           (0.08)          (0.18)
Year ended 3/31/2001#.....................    28.76          0.17            (6.52)           (6.35)          (0.17)
Year ended 3/31/2000#.....................    24.94          0.19             4.08             4.27           (0.19)
Year ended 3/31/1999......................    22.31          0.19             3.63             3.82           (0.20)
Year ended 3/31/1998#.....................    15.87          0.21             7.05             7.26           (0.23)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
LARGECAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001#.....................      (0.00)##
Year ended 3/31/2000#.....................      (0.26)
Year ended 3/31/1999......................      (0.99)
Year ended 3/31/1998#.....................      (0.59)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001#.....................      (0.00)##
Year ended 3/31/2000#.....................      (0.26)
Year ended 3/31/1999......................      (0.99)
Year ended 3/31/1998#.....................      (0.59)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

                                                                                                          WITHOUT WAIVERS
                                                                  RATIO OF                                AND/OR EXPENSE
                                                                 OPERATING                                REIMBURSEMENTS
                                                                  EXPENSES                                ---------------
                                                     RATIO OF    INCLUDING    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INTEREST     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES     EXPENSE     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE   TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS   NET ASSETS    NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------

   $(0.06)       $15.75      (28.49)%  $  866,775      0.35%+(a)    0.35%+(a)(b)     1.28%+       4%           0.71%+(a)
    (0.23)        22.09       (0.09)    1,283,450      0.35(a)      0.35(a)(b)     1.05           7            0.68(a)
    (0.24)        22.35      (21.94)    2,021,690      0.35(a)      0.35(a)(b)     0.88           8            0.68(a)
    (0.51)        28.90       17.58     2,826,486      0.35(a)      0.35(a)(b)     0.96           7            0.71(a)
    (1.24)        25.06       18.26       933,313      0.35(a)      0.35(a)(b)     1.17           4            0.71(a)
    (0.86)        22.41       47.38       656,523      0.35(a)      0.36(a)       1.39           26            0.66(a)

   $(0.04)       $15.66      (28.59)%  $   21,527      0.60%+(a)    0.60%+(a)(b)     1.03%+       4%           0.96%+(a)
    (0.18)        21.98       (0.30)       33,238      0.60(a)      0.60(a)(b)     0.80           7            0.93(a)
    (0.17)        22.24      (22.18)       27,417      0.60(a)      0.60(a)(b)     0.63           8            0.93(a)
    (0.45)        28.76       17.32        28,943      0.60(a)      0.60(a)(b)     0.71           7            0.96(a)
    (1.19)        24.94       18.00        13,827      0.60(a)      0.60(a)(b)     0.92           4            0.96(a)
    (0.82)        22.31       46.58         4,595      0.60(a)      0.61(a)       1.14           26            0.91(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MANAGED INDEX
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $14.00         $0.04           $(3.94)          $(3.90)         $(0.03)
Year ended 3/31/2002#.....................    14.90          0.12             0.39             0.51           (0.12)
Year ended 3/31/2001#.....................    22.04          0.13            (4.46)           (4.33)          (0.12)
Year ended 3/31/2000#.....................    19.39          0.16             2.78             2.94           (0.16)
Year ended 3/31/1999#.....................    17.14          0.18             2.40             2.58           (0.18)
Year ended 3/31/1998......................    11.89          0.15             5.42             5.57           (0.17)
PRIMARY B SHARES
Six months ended 9/30/2002# (unaudited)...   $14.08         $0.02           $(2.84)          $(2.82)         $(0.02)
Year ended 3/31/2002#.....................    14.99          0.05             0.38             0.43           (0.05)
Year ended 3/31/2001#.....................    22.16          0.04            (4.49)           (4.45)          (0.03)
Year ended 3/31/2000#.....................    19.38          0.06             2.78             2.84           (0.06)
Year ended 3/31/1999#.....................    17.11          0.09             2.41             2.50           (0.08)
Period ended 3/31/1998*...................    14.52          0.14             2.73             2.87           (0.13)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $13.99         $0.03           $(3.95)          $(3.92)         $(0.02)
Year ended 3/31/2002#.....................    14.89          0.08             0.40             0.48           (0.09)
Year ended 3/31/2001#.....................    22.04          0.08            (4.47)           (4.39)          (0.07)
Year ended 3/31/2000#.....................    19.39          0.11             2.78             2.89           (0.11)
Year ended 3/31/1999#.....................    17.14          0.14             2.39             2.53           (0.13)
Year ended 3/31/1998......................    11.89          0.14             5.40             5.54           (0.14)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MANAGED INDEX
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.54)
Year ended 3/31/2002#.....................      (1.29)
Year ended 3/31/2001#.....................      (2.69)
Year ended 3/31/2000#.....................      (0.13)
Year ended 3/31/1999#.....................      (0.15)
Year ended 3/31/1998......................      (0.15)
PRIMARY B SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.54)
Year ended 3/31/2002#.....................      (1.29)
Year ended 3/31/2001#.....................      (2.69)
Year ended 3/31/2000#.....................         --
Year ended 3/31/1999#.....................      (0.15)
Period ended 3/31/1998*...................      (0.15)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.54)
Year ended 3/31/2002#.....................      (1.29)
Year ended 3/31/2001#.....................      (2.69)
Year ended 3/31/2000#.....................      (0.13)
Year ended 3/31/1999#.....................      (0.15)
Year ended 3/31/1998......................      (0.15)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Managed Index Primary B Shares commenced operations on September 4, 1997.

 **Amount represents less than $500.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                     RATIO OF          RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING           INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES          INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE          TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS          NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.57)       $ 9.53      (28.96)%   $138,166       0.50%+(a)(b)        0.76%+        144%           0.83%+(a)
    (1.41)        14.00        2.80      190,130       0.50(a)(b)          0.83           345           0.75(a)
    (2.81)        14.90      (21.49)     345,795       0.50(a)(b)          0.67            97           0.70(a)
    (0.29)        22.04       15.33      593,317       0.50(a)(b)          0.80            64           0.72(a)
    (0.33)        19.39       15.25      665,631       0.50(a)             1.03            35           0.73(a)
    (0.32)        17.14       47.54      374,504       0.50(a)(b)          1.26            30           0.80(a)

   $(0.56)       $10.70      (28.72)%   $     --**     1.00%+(a)(b)        0.26%+        144%           1.43%+(a)
    (1.34)        14.08        2.17           --**     1.00(a)(b)          0.33           345           1.35(a)
    (2.72)        14.99      (21.90)           5       1.00(a)(b)          0.17            97           1.30(a)
    (0.06)        22.16       14.70            6       1.00(a)(b)          0.30            64           1.32(a)
    (0.23)        19.38       14.78            4       1.00(a)             0.53            35           1.33(a)
    (0.28)        17.11       18.24            3       1.00+(a)(b)         0.76+           30           1.30+(a)

   $(0.56)       $ 9.51      (29.09)%   $ 15,175       0.75%+(a)(b)        0.51%+        144%           1.08%+(a)
    (1.38)        13.99        2.55       25,420       0.75(a)(b)          0.58           345           1.00(a)
    (2.76)        14.89      (21.75)      32,402       0.75(a)(b)          0.42            97           0.95(a)
    (0.24)        22.04       15.04       51,433       0.75(a)(b)          0.55            64           0.97(a)
    (0.28)        19.39       14.97       51,439       0.75(a)             0.78            35           0.98(a)
    (0.29)        17.14       47.21       25,447       0.75(a)(b)          1.01            30           1.05(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MIDCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.31         $0.03           $(2.29)          $(2.26)         $(0.01)
Year ended 3/31/2002#.....................     8.39          0.07             1.46             1.53           (0.06)
Period ended 3/31/2001*...................    10.00          0.08            (0.72)           (0.64)          (0.08)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.33         $0.02           $(2.29)          $(2.27)         $(0.01)
Year ended 3/31/2002#.....................     8.41          0.05             1.46             1.51           (0.04)
Period ended 3/31/2001*...................     9.55          0.05            (0.24)           (0.19)          (0.06)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MIDCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.08)
Year ended 3/31/2002#.....................      (0.55)
Period ended 3/31/2001*...................      (0.89)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.08)
Year ended 3/31/2002#.....................      (0.55)
Period ended 3/31/2001*...................      (0.89)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * MidCap Index Primary A and Investor A Shares were first offered on March 31, 2000 and May 31, 2000, respectively.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

                                                                                                          WITHOUT WAIVERS
                                                                  RATIO OF                                AND/OR EXPENSE
                                                                 OPERATING                                REIMBURSEMENTS
                                                                  EXPENSES                                ---------------
                                                     RATIO OF    INCLUDING    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INTEREST     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES     EXPENSE     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE   TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS   NET ASSETS    NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------






   $(0.09)        $6.96      (24.45)%   $778,964       0.35%+(a)    0.35%+(a)     0.76%+          9%           0.69%+(a)
    (0.61)         9.31       18.29      679,205       0.35(a)      0.35(a)       0.82           16            0.72(a)
    (0.97)         8.39       (7.27)     342,503       0.35(a)      0.36(a)       0.82           69            0.75(a)



   $(0.09)        $6.97      (24.56)%   $  2,081       0.60%+(a)    0.60%+(a)     0.51%+          9%           0.94%+(a)
    (0.59)         9.33       17.99        1,123       0.60(a)      0.60(a)       0.57           16            0.97(a)
    (0.95)         8.41       (2.84)         215       0.60+(a)     0.60+(a)      0.57+          69            1.00+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SMALLCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $15.63         $0.03           $(3.79)          $(3.76)         $(0.01)
Year ended 3/31/2002#.....................    13.24          0.06             2.73             2.79           (0.07)
Year ended 3/31/2001#.....................    13.53          0.08            (0.31)           (0.23)          (0.06)
Year ended 3/31/2000#.....................    11.04          0.04             2.49             2.53           (0.04)
Year ended 3/31/1999#.....................    14.10          0.06            (2.92)           (2.86)          (0.06)
Year ended 3/31/1998......................     9.83          0.06             4.58             4.64           (0.06)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $15.60         $0.01           $(3.78)          $(3.77)         $(0.01)
Year ended 3/31/2002#.....................    13.22          0.03             2.72             2.75           (0.04)
Year ended 3/31/2001#.....................    13.52          0.04            (0.32)           (0.28)          (0.02)
Year ended 3/31/2000#.....................    11.03          0.01             2.49             2.50           (0.01)
Year ended 3/31/1999#.....................    14.08          0.03            (2.91)           (2.88)          (0.03)
Year ended 3/31/1998......................     9.82          0.03             4.57             4.60           (0.03)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
SMALLCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.07)
Year ended 3/31/2002#.....................      (0.33)
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................         --
Year ended 3/31/1999#.....................      (0.14)
Year ended 3/31/1998......................      (0.31)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.07)
Year ended 3/31/2002#.....................      (0.33)
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................         --
Year ended 3/31/1999#.....................      (0.14)
Year ended 3/31/1998......................      (0.31)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

                                                                                                                  WITHOUT WAIVERS
                                                                 RATIO OF NET                                     AND/OR EXPENSE
                                                                  OPERATING                                       REIMBURSEMENTS
                                                                   EXPENSES                                       ---------------
                                                     RATIO OF     INCLUDING           RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING      INTEREST            INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSE       EXPENSE            INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE           TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS           NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------






   $(0.08)       $11.79      (24.19)%   $507,944       0.40%+(a)     0.40%+(a)(b)         0.43%+         11%           0.74%+(a)
    (0.40)        15.63       21.30      499,084       0.40(a)       0.40(a)(b)           0.46           18            0.76(a)
    (0.06)        13.24       (1.74)     256,465       0.41(a)       0.41(a)(b)           0.56           65            0.79(a)
    (0.04)        13.53       22.97      196,593       0.50(a)       0.51(a)              0.35           53            0.77(a)
    (0.20)        11.04      (20.50)     189,379       0.50(a)       0.50(a)(b)           0.52           65            0.82(a)
    (0.37)        14.10       47.71      102,437       0.50(a)       0.50(a)(b)           0.52           62            1.02(a)



   $(0.08)       $11.75      (24.30)%   $  8,127       0.65%+(a)     0.65%+(a)(b)         0.18%+         11%           0.99%+(a)
    (0.37)        15.60       20.97        8,724       0.65(a)       0.65(a)(b)           0.21           18            1.01(a)
    (0.02)        13.22       (2.06)       6,517       0.66(a)       0.66(a)(b)           0.31           65            1.04(a)
    (0.01)        13.52       22.67        7,610       0.75(a)       0.76(a)              0.10           53            1.02(a)
    (0.17)        11.03      (20.67)       9,782       0.75(a)       0.75(a)(b)           0.27           65            1.07(a)
    (0.34)        14.08       47.35       13,768       0.75(a)       0.75(a)(b)           0.27           62            1.27(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2002, Funds Trust offered sixty-one separate portfolios. These financial statements pertain only to the four index portfolios of Funds Trust:
LargeCap Index Fund, Managed Index Fund, MidCap Index Fund and SmallCap Index Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer two classes of shares: Primary A Shares and Investor A Shares. Managed Index also offers Primary B Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity markets. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase put options on stock index futures contracts, stock indices or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. A Fund may write options on such futures contracts primarily for the purpose of terminating existing positions. The Funds may also engage these techniques for non-hedging purposes such as seeking yield enhancement.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with its investment objective and policies. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in dividend income. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

When-issued/Delayed delivery securities: Securities purchased or sold on a delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its delayed-delivery purchase commitments.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Effective August 1, 2002, distributions from net investment income are declared and paid at least annually for each of the Funds. Prior to August 1, 2002, distributions from net investment income were declared and paid each month by the Managed Index Fund; all other Funds declared and

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


paid distributions each calendar quarter. Each Fund will distribute net realized capital gains (including net short-term capital gains, if any) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.40% of each Fund's average daily net assets.

Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.10% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of Funds Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to agreements with BA Advisors. For the six months ended September 30, 2002, Stephens and BA Advisors earned 0.07% and 0.10%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-adviser and/or Stephens may, from time to time, reduce their fees payable by each Fund. During the six months ended September 30, 2002 and until July 31, 2003, BA Advisors and/or the sub-adviser and/or Stephens have agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

FUND                                          ANNUAL RATE
---------------------------------------------------------
LargeCap Index Fund and MidCap Index Fund...     0.35%
SmallCap Index Fund.........................     0.40%
Managed Index Fund..........................     0.50%

BA Advisors is entitled to recover from LargeCap Index Fund, Managed Index Fund and SmallCap Index Fund any fees waived or expenses reimbursed by BA Advisors during the three year period following such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery.

At September 30, 2002, the amounts potentially recoverable by BA Advisors pursuant to this arrangement are as follows:

                                        POTENTIAL AMOUNT TO
                                       RECOVER WITHIN 3 YEARS
FUND                                       AS OF 9/30/02
-------------------------------------------------------------
LargeCap Index.......................        $1,602,571
Managed Index........................           253,262
SmallCap Index.......................           794,860

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2002, expenses of the Funds were reduced by $2,185 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2002, Bank of America earned approximately $9,798 for providing such services.

Stephens also serves as distributor of the Funds' shares.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets. Funds Trust previously offered a retirement plan to the Trustees, which was terminated on January 1, 2002. Funds Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003. The liability for the retirement plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted a shareholder administration plan for Primary B Shares of the Managed Index Fund. Funds Trust has adopted a combined shareholder servicing and distribution plan for the Investor A Shares of each Fund. The shareholder administration plan permits Managed Index Fund to compensate institutions for shareholder administration services provided to customers that own Primary B Shares. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

For the six months ended September 30, 2002, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT
                                         RATE
                                      (AFTER FEE    PLAN
                                       WAIVERS)     LIMIT
                                      -------------------
PRIMARY B SHAREHOLDER
  ADMINISTRATION PLAN:
Managed Index Fund................     0.50%*       0.60%
Investor A Combined Shareholder
  Servicing and Distribution
  Plan............................      0.25%       0.25%

---------------

 *During the six months ended September 30, 2002 and until July 31, 2003, BA Advisors has agreed to waive Primary B Shareholder Administration fees as a percentage of the Managed Index Fund's average daily net assets at an annual rate of 0.10%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2002 were as follows:

                                    PURCHASES    SALES
                                      (000)      (000)
                                    --------------------
LargeCap Index....................  $ 40,452    $111,149
Managed Index.....................   316,496     322,714
MidCap Index......................   391,044      66,840
SmallCap Index....................   224,925      57,721

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  FUTURES CONTRACTS

At September 30, 2002, the following Funds had futures contracts open:

                                                                                                                  UNREALIZED
                                                                          VALUE OF CONTRACT   MARKET VALUE OF   APPRECIATION/
                                                              NUMBER OF      WHEN OPENED         CONTRACTS      (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS         (000)              (000)            (000)
------------------------------------------------------------------------------------------------------------------------------
LARGECAP INDEX:
S&P 500 Futures (long position) Expiring December 2002(a)...     111           $24,617            $22,616          $(2,001)
                                                                                                                   =======
MANAGED INDEX:
S&P 500 Futures (long position) Expiring December 2002(a)...      55            11,545             11,206          $  (339)
                                                                                                                   =======
MIDCAP INDEX:
MidCap 400 Futures (long position) Expiring December
  2002(a)...................................................      29             5,942              5,914          $   (28)
                                                                                                                   =======
SMALLCAP INDEX:
Russell 200 Futures (long position) Expiring December
  2002(a)...................................................       9             1,619              1,631          $    12
                                                                                                                   =======

---------------

(a)Securities have been segregated as collateral for each Fund's open futures contracts.

6.  WRITTEN OPTIONS

Written options for the Managed Index Fund for the six months ended September 30, 2002 aggregated the following:

                                                                          PREMIUM
                                                              NUMBER OF   RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS    (000)
----------------------------------------------------------------------------------
Options outstanding at March 31, 2002.......................    10,015    $   753
Options written.............................................    53,425     17,233
Options terminated in closing purchase transactions.........   (11,855)    (2,530)
Options expired.............................................   (17,300)    (2,634)
                                                               -------    -------
Options outstanding at September 30, 2002...................    34,285    $12,822
                                                               =======    =======

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




7.  SWAP CONTRACTS

At September 30, 2002, the Managed Index Fund had the following swap contracts outstanding:

                                                                                    FLOATING RATE/
                                                            FLOATING RATE/            FIXED RATE             UNREALIZED
                                               NOTIONAL       FIXED RATE               PAYMENTS            APPRECIATION/
                                                AMOUNT         PAYMENTS              RECEIVED BY           (DEPRECIATION)
DESCRIPTION                                     (000)      MADE BY THE FUND            THE FUND                (000)
-------------------------------------------------------------------------------------------------------------------------
                                                           29,100 shares of
                                                           Comcast
Contract with Bear Stearns, effective June                 Corporation
  24, 2002, expiring June 24, 2003(a)........  $   774     (Class A)           1-month LIBOR                  $   165
Contract with Commerzbank, effective October
  26, 2001, expiring January 15, 2030(a).....   10,720     5.846%              3-month LIBOR                   (1,231)
Contract with Commerzbank, effective June 3,
  2002, expiring January 15, 2030(a).........   10,500     6.076               3-month LIBOR                   (1,570)
Contract with Commerzbank, effective November
  5, 2002, expiring February 15, 2007(a).....   46,500     3-month LIBOR       3.977%                           1,645
Contract with Commerzbank, effective
  September 4, 2002, expiring January 15,
  2030(a)....................................   10,300     6.147               3-month LIBOR                   (1,651)
Contract with Merrill Lynch, effective April
  3, 2002, expiring April 3, 2007(a).........   10,000     0.400               0.520                               --
Contract with Merrill Lynch, effective August                                  Merrill Lynch High Yield
  1, 2002, expiring July 2, 2003(a)..........    5,000     3-month LIBOR       Index Total Return                 (15)
Contract with Merrill Lynch, effective
  November 5, 2002, expiring February 15,
  2012(a)....................................   25,500     5.066               3-month LIBOR                   (1,751)
Contract with Merrill Lynch, effective August
  1, 2002, expiring August 2, 2007(a)........    4,800     4.120               3-month LIBOR                     (201)
Contract with Merrill Lynch, effective August              C.R. Bard Index
  8, 2002, expiring August 5, 2003(a)........      901     Total Return        1-month LIBOR                       23
Contract with Merrill Lynch, effective August              C.R. Bard Index
  14, 2002, expiring August 5, 2003(a).......      453     Total Return        1-month LIBOR                       11
                                                           CMBS Aaa Index
Contract with Morgan Stanley, effective July               Floating II         CMBS Aaa Index Spread
  31, 2002, expiring October 31, 2002(a).....   10,000     Total Return        Floating I Total Return            (19)
                                                                                                              -------
Total net unrealized depreciation............                                                                 $(4,594)
                                                                                                              =======

---------------

(a)Fair valued security.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  FORWARD BOND CONTRACTS

At September 30, 2002, Managed Index Fund had the following forward bond contracts outstanding:

                                                                             VALUE OF                        UNREALIZED
                                                            PRINCIPAL OF     CONTRACT      MARKET VALUE    APPRECIATION/
                                                              CONTRACT      WHEN OPENED    OF CONTRACT     (DEPRECIATION)
DESCRIPTION                                                    (000)           (000)          (000)            (000)
-------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY:
Federal National Mortgage Association (FNMA) Certificates,
  7.125% due 01/15/30, contract expiring June 3,
  2003(a).................................................    $ 30,000       $ 35,743        $ 37,115         $ 1,372
U.S. Treasury note, 4.875% due 02/15/12, contract expiring
  November 5, 2002(a).....................................      25,000         25,689          27,468           1,779
U.S. Treasury bond, 6.125% due 08/15/29, contract expiring
  September 4, 2003(a)....................................      10,000         11,352          11,903             551
Net realized appreciation.................................                                                    $ 3,702
                                                                                                              -------
CONTRACTS TO SELL:
U.S. Treasury note, 6.250% due 02/15/07, contract expiring
  October 26, 2003(a).....................................     (44,000)       (48,938)        (50,694)         (1,756)
U.S. Treasury bond, 5.375% due 02/15/31, contract expiring
  May 15, 2003(a).........................................     (10,125)       (10,677)        (11,192)           (515)
Net unrealized depreciation...............................                                                    $(2,271)
                                                                                                              =======
    Total net unrealized appreciation.....................                                                    $ 1,431
                                                                                                              =======

---------------

In conjunction with this transaction, the broker and the counterparty agree to net settle the sale for the value on settlement date.

(a)Securities have been segregated as collateral for the Fund's open forward bond contracts.

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2002, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

10.  LINES OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2002, there were no loans outstanding under this Agreement. For the six months ended September 30, 2002, borrowings by the Funds under the Agreement were as follows:

                                         AVERAGE
                                         AMOUNT      AVERAGE
                                       OUTSTANDING   INTEREST
FUND                                      (000)        RATE
-------------------------------------------------------------
LargeCap Index.......................      $99        2.21%
Managed Index........................       67         2.26
SmallCap Index.......................       25         2.25

The average amount outstanding was calculated based on daily balances in the period.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2002, the following Funds had securities on loan:

                                                        MARKET
                                  MARKET VALUE OF        VALUE
                                 LOANED SECURITIES   OF COLLATERAL
FUND                                   (000)             (000)
------------------------------------------------------------------
LargeCap Index.................       $49,631           $53,169
Managed Index..................         3,548             3,744
MidCap Index...................        39,674            42,206
SmallCap Index.................        53,093            56,094

12.  INCOME TAXES

Information on the tax components of capital as of September 30, 2002 is as follows:

                                                                                                         NET TAX UNREALIZED
                                                                                                           APPRECIATION/
                                                                                                           (DEPRECIATION)
                                                                                           NET TAX         ON DERIVATIVES
                                              COST OF                                     UNREALIZED        AND FOREIGN
                                            INVESTMENTS    GROSS TAX      GROSS TAX     APPRECIATION/       CURRENCY AND
                                              FOR TAX      UNREALIZED     UNREALIZED    (DEPRECIATION)       NET OTHER
                                             PURPOSES     APPRECIATION   DEPRECIATION   ON INVESTMENTS         ASSETS
FUND                                           (000)         (000)          (000)           (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
LargeCap Index............................  $1,131,576      $139,944      $(332,776)      $(192,832)          $(2,001)
Managed Index.............................     165,661        34,606        (36,692)         (2,086)            4,632
MidCap Index..............................     992,011        31,435       (200,980)       (169,545)              (28)
SmallCap Index............................     648,946        40,472       (117,863)        (77,391)               12

At March 31, 2002, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                      EXPIRING IN   EXPIRING IN
                                         2009          2010
FUND                                     (000)         (000)
---------------------------------------------------------------
LargeCap Index......................    $31,209       $39,881

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2002, the following Funds elected to defer losses occurring between November 1, 2001 and March 31, 2002 under these rules, as follows:

                                            CAPITAL LOSSES
                                               DEFERRED
FUND                                            (000)
----------------------------------------------------------
LargeCap Index............................     $24,313

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2003.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


13.  REORGANIZATIONS

BANK PLAN REDEMPTION-IN-KIND

On January 11, 2002, certain Separate Accounts, as listed in the left column below redeemed shares and acquired net assets from Primary A Shares of certain Nations Funds, listed in the right column below. The number and value of shares redeemed by each Nations Fund are included in the Schedules of capital stock activity. Shares redeemed, acquired net assets and realized gain/loss as of the conversion date were as follows:

                                                          SHARES            TOTAL NET ASSETS
                                                   REDEEMED/TRANSFERRED   REDEEMED/TRANSFERRED   REALIZED
                                                       TO BANK PLAN           TO BANK PLAN       GAIN/LOSS
BANK PLAN SEPARATE ACCOUNTS       NATIONS FUND            (000)                  (000)             (000)
----------------------------------------------------------------------------------------------------------
S&P 499 Separate Account         LargeCap Index           31,578                $696,920          $45,612
Managed Index Separate Account   Managed Index            11,709                 161,347           36,201
MidCap Index Separate Account    MidCap Index             15,132                 132,408            4,887
SmallCap Index Separate Account  SmallCap Index            3,900                  57,297            5,938

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each fund listed in the left column below (each a "Fund") reorganized into a newly created successor fund listed in the right column below, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of the successor funds reflect the historical financial results of the Fund prior to the reorganization.

FUND            REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
---------------------------------------------------------------
LargeCap Index                  LargeCap Index
Managed Index                    Managed Index
SmallCap Index                  SmallCap Index

14.  SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Fund approved the replacement of Stephens with BA Advisors as the exclusive distributor of the shares of the Funds. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Funds) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Funds. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

THE NATIONS FUNDS FAMILY OF FUNDS


Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


STOCK FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund
Nations LargeCap Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund*
Nations Global Value Fund

*As of June 3, 2002, Nations International Value
Fund was closed to new or additional investments except in limited circumstances.
Please refer to the Fund's most recent prospectus for more information.


INDEXSAR
(9/02)